UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-4707

Fidelity Advisor Series II

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2017

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity Advisor® Limited Term Bond Fund

November 30, 2017

LTB-QTLY-0118
1.813046.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 69.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 7.6%
Automobiles - 3.3%
American Honda Finance Corp.:
1.7% 2/22/19	$1,918,000	$1,910,016
1.7% 9/9/21	3,613,000	3,520,319
2% 2/14/20	5,000,000	4,981,016
2.125% 10/10/18	500,000	501,403
BMW U.S. Capital LLC:
2.15% 4/6/20 (a)	7,000,000	6,985,349
2.7% 4/6/22 (a)	5,799,000	5,827,997
Daimler Finance North America LLC:
1.5% 7/5/19 (a)	5,000,000	4,940,863
1.65% 5/18/18 (a)	3,000,000	2,997,953
2.25% 3/2/20 (a)	3,020,000	3,009,871
2.3% 1/6/20 (a)	5,000,000	4,991,603
2.3% 2/12/21 (a)	5,500,000	5,461,249
2.375% 8/1/18 (a)	1,000,000	1,003,089
2.45% 5/18/20 (a)	6,415,000	6,418,180
2.85% 1/6/22 (a)	3,175,000	3,186,194
General Motors Financial Co., Inc.:
2.35% 10/4/19	5,000,000	4,989,938
2.4% 4/10/18	3,000,000	3,007,925
2.65% 4/13/20	7,684,000	7,697,173
3.15% 1/15/20	5,000,000	5,061,191
3.2% 7/13/20	5,000,000	5,072,723
4.2% 3/1/21	3,000,000	3,127,123
Volkswagen Group of America Finance LLC 2.4% 5/22/20 (a)	4,458,000	4,450,309
Volkswagen International Finance NV 2.125% 11/20/18 (a)	1,500,000	1,499,799
		90,641,283
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 6.875% 8/15/18	1,020,000	1,054,501
Hotels, Restaurants & Leisure - 0.5%
McDonald's Corp.:
2.1% 12/7/18	742,000	742,647
2.2% 5/26/20	5,000,000	4,993,755
2.625% 1/15/22	3,229,000	3,244,769
2.75% 12/9/20	5,345,000	5,409,123
		14,390,294
Household Durables - 0.6%
D.R. Horton, Inc.:
2.55% 12/1/20	3,743,000	3,737,988
3.75% 3/1/19	2,000,000	2,025,723
4% 2/15/20	3,000,000	3,088,167
Lennar Corp. 2.95% 11/29/20 (a)	5,800,000	5,763,750
Toll Brothers Finance Corp. 4% 12/31/18	2,500,000	2,540,625
		17,156,253
Internet & Direct Marketing Retail - 0.2%
Amazon.com, Inc. 2.8% 8/22/24 (a)	4,922,000	4,900,006
Media - 3.0%
21st Century Fox America, Inc. 4.5% 2/15/21	13,000,000	13,741,222
British Sky Broadcasting Group PLC 2.625% 9/16/19 (a)	3,000,000	3,008,637
CBS Corp. 2.3% 8/15/19	3,663,000	3,666,593
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 3.579% 7/23/20	15,000,000	15,244,509
Comcast Corp. 1.625% 1/15/22	15,111,000	14,622,511
Discovery Communications LLC 2.95% 3/20/23	7,000,000	6,883,728
Historic Tw, Inc. 6.875% 6/15/18	5,095,000	5,223,032
NBCUniversal Enterprise, Inc. 1.974% 4/15/19 (a)	3,000,000	2,995,190
Time Warner Cable, Inc.:
6.75% 7/1/18	5,651,000	5,798,464
8.25% 4/1/19	500,000	537,674
Time Warner, Inc.:
2.1% 6/1/19	2,000,000	1,995,922
4.75% 3/29/21	3,683,000	3,919,688
Walt Disney Co. 1.85% 5/30/19	6,000,000	5,983,643
		83,620,813

TOTAL CONSUMER DISCRETIONARY		211,763,150

CONSUMER STAPLES - 5.0%
Beverages - 1.3%
Anheuser-Busch InBev Finance, Inc.:
1.9% 2/1/19	5,000,000	4,990,309
2.15% 2/1/19	1,500,000	1,502,853
2.65% 2/1/21	12,890,000	12,985,966
3.3% 2/1/23	9,190,000	9,422,491
Anheuser-Busch InBev Worldwide, Inc. 2.2% 8/1/18	2,310,000	2,315,901
PepsiCo, Inc. 1.7% 10/6/21	5,000,000	4,889,463
		36,106,983
Food & Staples Retailing - 0.9%
CVS Health Corp.:
1.9% 7/20/18	1,549,000	1,547,737
2.25% 12/5/18	8,376,000	8,389,410
2.25% 8/12/19	10,000,000	9,990,124
2.8% 7/20/20	1,496,000	1,504,629
Kroger Co. 3.3% 1/15/21	5,000,000	5,111,795
		26,543,695
Food Products - 0.8%
General Mills, Inc. 2.2% 10/21/19	2,000,000	2,001,204
Kraft Foods Group, Inc. 5.375% 2/10/20	5,000,000	5,311,390
The J.M. Smucker Co.:
1.75% 3/15/18	5,874,000	5,876,345
2.5% 3/15/20	1,964,000	1,970,963
Tyson Foods, Inc. 2.65% 8/15/19	7,000,000	7,037,886
		22,197,788
Tobacco - 2.0%
Altria Group, Inc. 2.625% 1/14/20	5,000,000	5,039,785
Bat Capital Corp. 2.764% 8/15/22 (a)	10,000,000	9,916,630
BAT International Finance PLC:
1.85% 6/15/18 (a)	10,000,000	9,994,046
2.75% 6/15/20 (a)	8,160,000	8,209,123
Imperial Tobacco Finance PLC:
2.05% 2/11/18 (a)	3,906,000	3,906,742
2.05% 7/20/18 (a)	2,866,000	2,865,696
2.95% 7/21/20 (a)	3,000,000	3,028,655
Philip Morris International, Inc.:
1.875% 1/15/19	2,641,000	2,639,601
1.875% 2/25/21	6,954,000	6,831,131
Reynolds American, Inc.:
3.25% 6/12/20	1,162,000	1,183,047
4% 6/12/22	1,077,000	1,123,664
		54,738,120

TOTAL CONSUMER STAPLES		139,586,586

ENERGY - 7.1%
Energy Equipment & Services - 0.6%
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	768,000	832,389
National Oilwell Varco, Inc. 1.35% 12/1/17	620,000	620,000
Noble Holding International Ltd. 5.75% 3/16/18	102,000	101,939
Petrofac Ltd. 3.4% 10/10/18 (a)	1,000,000	985,000
Schlumberger Holdings Corp.:
2.35% 12/21/18 (a)	9,662,000	9,700,837
3% 12/21/20 (a)	5,000,000	5,067,496
		17,307,661
Oil, Gas & Consumable Fuels - 6.5%
Anadarko Petroleum Corp. 4.85% 3/15/21	559,000	591,804
BP Capital Markets PLC:
1.375% 5/10/18	5,000,000	4,993,751
1.674% 2/13/18	5,000,000	5,000,873
1.676% 5/3/19	989,000	984,214
2.315% 2/13/20	4,411,000	4,426,931
2.521% 1/15/20	4,688,000	4,728,551
Canadian Natural Resources Ltd.:
1.75% 1/15/18	415,000	414,823
3.45% 11/15/21	7,927,000	8,152,209
Cenovus Energy, Inc.:
3% 8/15/22	1,504,000	1,485,254
5.7% 10/15/19	297,000	313,086
Chevron Corp. 1.961% 3/3/20	4,000,000	3,991,648
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	2,107,000	2,110,536
3.3% 6/1/20	1,439,000	1,462,283
ConocoPhillips Co. 2.2% 5/15/20	1,962,000	1,964,969
DCP Midstream LLC 5.35% 3/15/20 (a)	6,738,000	6,973,830
DCP Midstream Operating LP:
2.5% 12/1/17	292,000	292,000
2.7% 4/1/19	821,000	815,869
Devon Energy Corp. 3.25% 5/15/22	7,000,000	7,116,838
Encana Corp.:
3.9% 11/15/21	4,500,000	4,636,847
6.5% 5/15/19	5,000,000	5,271,761
Energy Transfer Partners LP 2.5% 6/15/18	1,332,000	1,334,754
EnLink Midstream Partners LP 2.7% 4/1/19	785,000	783,809
Enterprise Products Operating LP:
1.65% 5/7/18	3,631,000	3,627,184
2.55% 10/15/19	5,678,000	5,698,050
2.85% 4/15/21	1,590,000	1,604,125
EQT Corp. 2.5% 10/1/20	2,497,000	2,486,513
Exxon Mobil Corp.:
2.222% 3/1/21	3,780,000	3,781,492
2.726% 3/1/23	2,954,000	2,978,337
Kinder Morgan Energy Partners LP 2.65% 2/1/19	1,737,000	1,741,193
Kinder Morgan, Inc.:
2% 12/1/17	393,000	393,000
3.05% 12/1/19	4,285,000	4,321,992
Marathon Oil Corp. 2.8% 11/1/22	7,000,000	6,906,749
Marathon Petroleum Corp. 2.7% 12/14/18	3,202,000	3,220,860
Petro-Canada 6.05% 5/15/18	3,326,000	3,384,305
Petrobras Global Finance BV 6.125% 1/17/22	7,000,000	7,455,000
Petroleos Mexicanos:
3.5% 7/23/20	1,355,000	1,376,761
4.625% 9/21/23	4,535,000	4,682,388
5.375% 3/13/22 (a)	1,440,000	1,539,360
5.5% 2/4/19	2,000,000	2,066,600
6.375% 2/4/21	2,000,000	2,185,000
Plains All American Pipeline LP/PAA Finance Corp.:
2.6% 12/15/19	9,900,000	9,865,143
3.65% 6/1/22	4,768,000	4,796,946
5.75% 1/15/20	962,000	1,016,622
Shell International Finance BV 2.125% 5/11/20	2,287,000	2,284,611
Spectra Energy Partners LP 2.95% 9/25/18	90,000	90,633
Total Capital International SA 2.125% 1/10/19	2,000,000	2,004,371
TransCanada PipeLines Ltd.:
3 month U.S. LIBOR + 0.790% 2.1467% 1/12/18 (b)(c)	2,500,000	2,501,664
1.875% 1/12/18	3,000,000	3,000,000
2.125% 11/15/19	5,610,000	5,598,064
2.5% 8/1/22	5,142,000	5,111,971
3.125% 1/15/19	1,693,000	1,711,178
Western Gas Partners LP:
2.6% 8/15/18	1,257,000	1,259,999
5.375% 6/1/21	7,371,000	7,840,742
Williams Partners LP 3.6% 3/15/22	7,000,000	7,163,575
		181,541,068

TOTAL ENERGY		198,848,729

FINANCIALS - 30.3%
Banks - 14.9%
ABN AMRO Bank NV:
2.1% 1/18/19 (a)	5,000,000	4,999,105
2.5% 10/30/18 (a)	4,000,000	4,018,028
Australia & New Zealand Banking Group Ltd. 2.25% 6/13/19	3,250,000	3,253,445
Banco Nacional de Desenvolvimento Economico e Social:
4% 4/14/19 (a)	2,575,000	2,616,200
6.369% 6/16/18 (a)	962,000	979,691
Bank of America Corp.:
2.25% 4/21/20	8,140,000	8,119,029
2.369% 7/21/21 (b)	5,000,000	4,982,049
2.6% 1/15/19	7,495,000	7,536,118
2.625% 10/19/20	12,000,000	12,047,927
2.625% 4/19/21	13,000,000	13,033,125
2.65% 4/1/19	11,100,000	11,173,282
Bank of Nova Scotia 2.8% 7/21/21	2,000,000	2,022,160
Bank of Tokyo-Mitsubishi UFJ Ltd.:
2.3% 3/5/20 (a)	3,000,000	2,995,696
2.35% 9/8/19 (a)	3,050,000	3,054,362
Barclays PLC:
2% 3/16/18	5,000,000	4,999,925
2.75% 11/8/19	5,331,000	5,356,871
2.875% 6/8/20	3,000,000	3,014,244
3.2% 8/10/21	5,045,000	5,089,467
3.25% 1/12/21	2,046,000	2,071,794
BNP Paribas SA 2.375% 5/21/20	3,000,000	3,005,962
BPCE SA:
2.5% 12/10/18	5,000,000	5,021,870
2.5% 7/15/19	2,000,000	2,010,276
Capital One NA:
2.35% 1/31/20	1,000,000	996,659
2.4% 9/5/19	2,000,000	2,000,368
CIT Group, Inc. 3.875% 2/19/19	5,090,000	5,169,404
Citigroup, Inc.:
2.05% 6/7/19	2,000,000	1,993,004
2.35% 8/2/21	10,000,000	9,892,256
2.4% 2/18/20	4,000,000	3,997,493
2.45% 1/10/20	3,000,000	3,002,265
2.5% 7/29/19	2,000,000	2,006,295
2.55% 4/8/19	3,000,000	3,016,344
2.65% 10/26/20	3,000,000	3,010,843
2.7% 3/30/21	5,000,000	5,021,829
2.7% 10/27/22	5,000,000	4,956,104
2.75% 4/25/22	4,010,000	4,000,321
4.4% 6/10/25	2,604,000	2,734,944
Citizens Bank NA:
2.25% 10/30/20	5,000,000	4,965,020
2.45% 12/4/19	5,526,000	5,530,694
2.55% 5/13/21	6,501,000	6,480,350
2.65% 5/26/22	3,000,000	2,980,682
Citizens Financial Group, Inc. 2.375% 7/28/21	417,000	412,200
Comerica, Inc. 2.125% 5/23/19	345,000	343,905
Commonwealth Bank of Australia:
2.25% 3/13/19	750,000	751,865
2.3% 9/6/19	2,000,000	2,002,917
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA 1.7% 3/19/18	2,000,000	2,000,551
Credit Agricole SA 2.75% 6/10/20 (a)	8,000,000	8,079,800
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	6,000,000	6,131,671
Credit Suisse New York Branch:
2.3% 5/28/19	5,750,000	5,762,370
3% 10/29/21	1,500,000	1,523,538
Discover Bank:
2% 2/21/18	5,920,000	5,921,474
2.6% 11/13/18	4,000,000	4,018,325
Fifth Third Bancorp:
2.3% 3/1/19	279,000	279,437
2.875% 7/27/20	3,200,000	3,239,616
4.5% 6/1/18	3,024,000	3,061,063
First Horizon National Corp. 3.5% 12/15/20	3,000,000	3,063,183
HBOS PLC 6.75% 5/21/18 (a)	509,000	519,912
HSBC Holdings PLC 2.95% 5/25/21	4,000,000	4,040,809
HSBC U.S.A., Inc. 2.375% 11/13/19	3,000,000	3,008,674
Huntington Bancshares, Inc.:
2.3% 1/14/22	5,000,000	4,920,759
3.15% 3/14/21	3,000,000	3,050,205
7% 12/15/20	180,000	202,279
Huntington National Bank 2.2% 4/1/19	1,000,000	1,000,428
ING Bank NV 1.8% 3/16/18 (a)	5,000,000	5,000,182
ING Groep NV 3.15% 3/29/22	5,250,000	5,306,991
JPMorgan Chase & Co.:
2.2% 10/22/19	10,058,000	10,061,365
2.25% 1/23/20	8,000,000	7,997,978
2.35% 1/28/19	1,942,000	1,949,115
2.55% 10/29/20	7,500,000	7,528,014
2.75% 6/23/20	7,000,000	7,064,141
KeyCorp. 2.3% 12/13/18	2,000,000	2,001,821
La Caisse Centrale 1.75% 1/29/18 (a)	4,000,000	4,000,386
Mitsubishi UFJ Financial Group, Inc.:
2.19% 9/13/21	5,000,000	4,916,981
2.95% 3/1/21	4,000,000	4,043,980
2.998% 2/22/22	2,619,000	2,642,642
Mizuho Bank Ltd.:
2.45% 4/16/19 (a)	1,400,000	1,404,092
2.65% 9/25/19 (a)	2,000,000	2,011,372
Mizuho Financial Group, Inc.:
2.273% 9/13/21	3,000,000	2,944,054
2.632% 4/12/21 (a)	5,180,000	5,160,259
2.953% 2/28/22	6,000,000	6,014,744
MUFG Americas Holdings Corp. 2.25% 2/10/20	1,241,000	1,235,959
Nordea Bank AB 2.375% 4/4/19 (a)	1,000,000	1,002,918
PNC Bank NA:
1.8% 11/5/18	2,000,000	1,998,264
2.4% 10/18/19	3,000,000	3,010,353
Regions Financial Corp.:
2.75% 8/14/22	4,251,000	4,229,523
3.2% 2/8/21	4,000,000	4,073,520
Royal Bank of Canada:
1.5% 7/29/19	5,000,000	4,948,411
2.125% 3/2/20	5,350,000	5,344,884
Royal Bank of Scotland Group PLC 3.875% 9/12/23	7,000,000	7,114,768
Sumitomo Mitsui Banking Corp.:
2.25% 7/11/19	3,500,000	3,503,640
2.45% 1/10/19	590,000	591,882
2.45% 1/16/20	3,000,000	3,006,544
2.65% 7/23/20	3,000,000	3,023,370
Sumitomo Mitsui Financial Group, Inc. 2.934% 3/9/21	2,449,000	2,474,665
SunTrust Banks, Inc.:
2.5% 5/1/19	550,000	552,649
2.9% 3/3/21	2,828,000	2,860,054
Synchrony Bank 3% 6/15/22	2,328,000	2,310,435
Synovus Financial Corp. 3.125% 11/1/22	4,618,000	4,594,818
The Toronto-Dominion Bank:
2.125% 4/7/21	4,000,000	3,960,313
2.25% 11/5/19	2,000,000	2,004,740
Wells Fargo & Co.:
2.15% 1/15/19	5,500,000	5,504,106
2.6% 7/22/20	13,000,000	13,084,908
Westpac Banking Corp.:
1.6% 8/19/19	5,000,000	4,950,889
2.8% 1/11/22	5,000,000	5,051,777
		416,971,989
Capital Markets - 6.0%
Credit Suisse Group AG 3.574% 1/9/23 (a)	15,000,000	15,273,072
Deutsche Bank AG 2.7% 7/13/20	10,000,000	9,976,442
Deutsche Bank AG London Branch:
2.5% 2/13/19	2,250,000	2,251,444
2.85% 5/10/19	5,968,000	5,994,319
Deutsche Bank AG New York Branch 3.3% 11/16/22	5,000,000	4,989,304
E*TRADE Financial Corp. 2.95% 8/24/22	10,000,000	9,919,215
Goldman Sachs Group, Inc.:
2.3% 12/13/19	5,000,000	4,992,716
2.625% 1/31/19	13,000,000	13,080,802
2.625% 4/25/21	2,097,000	2,095,725
2.876% 10/31/22 (b)	10,000,000	9,984,293
2.905% 7/24/23 (b)	10,000,000	9,906,143
6.15% 4/1/18	402,000	407,584
IntercontinentalExchange, Inc. 2.75% 12/1/20	2,647,000	2,681,236
Lazard Group LLC 4.25% 11/14/20	543,000	568,686
Legg Mason, Inc. 2.7% 7/15/19	2,000,000	2,013,002
Merrill Lynch & Co., Inc. 6.875% 4/25/18	726,000	740,149
Moody's Corp.:
2.625% 1/15/23 (a)	5,950,000	5,889,511
2.75% 7/15/19	8,000,000	8,060,858
2.75% 12/15/21	647,000	648,729
Morgan Stanley:
2.375% 7/23/19	9,660,000	9,674,450
2.5% 1/24/19	1,750,000	1,756,932
2.5% 4/21/21	6,200,000	6,174,534
2.625% 11/17/21	5,350,000	5,338,115
2.65% 1/27/20	11,000,000	11,069,195
4.875% 11/1/22	7,000,000	7,537,001
5.5% 1/26/20	2,000,000	2,126,818
5.625% 9/23/19	112,000	118,391
7.3% 5/13/19	603,000	645,633
S&P Global, Inc. 2.5% 8/15/18	1,049,000	1,052,497
UBS AG London Branch 2.2% 6/8/20 (a)	8,000,000	7,962,392
UBS AG Stamford Branch 2.375% 8/14/19	5,843,000	5,858,873
		168,788,061
Consumer Finance - 3.9%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust 3.5% 5/26/22	915,000	931,165
Ally Financial, Inc.:
3.25% 2/13/18	3,000,000	3,004,125
3.25% 11/5/18	3,000,000	3,015,600
4.25% 4/15/21	2,920,000	3,025,850
American Express Credit Corp.:
2.125% 3/18/19	5,520,000	5,521,913
2.2% 3/3/20	5,000,000	4,992,272
2.25% 5/5/21	4,000,000	3,973,791
Capital One Financial Corp. 2.45% 4/24/19	5,450,000	5,464,460
Discover Financial Services 5.2% 4/27/22	3,239,000	3,502,256
Ford Motor Credit Co. LLC:
1.897% 8/12/19	3,000,000	2,973,072
2.343% 11/2/20	5,500,000	5,446,057
2.425% 6/12/20	3,000,000	2,987,556
2.597% 11/4/19	7,000,000	7,024,859
2.681% 1/9/20	4,063,000	4,073,832
3.157% 8/4/20	3,000,000	3,043,312
3.336% 3/18/21	4,500,000	4,584,420
3.339% 3/28/22	2,246,000	2,274,753
Hyundai Capital America:
2% 3/19/18 (a)	1,891,000	1,890,152
2% 7/1/19 (a)	3,000,000	2,962,356
2.55% 2/6/19 (a)	4,759,000	4,751,405
2.6% 3/19/20 (a)	2,000,000	1,986,380
2.875% 8/9/18 (a)	2,606,000	2,614,479
Synchrony Financial:
2.6% 1/15/19	5,887,000	5,907,148
2.7% 2/3/20	2,500,000	2,505,844
3% 8/15/19	5,516,000	5,568,385
Toyota Motor Credit Corp.:
1.55% 7/13/18	5,000,000	4,994,754
1.55% 10/18/19	2,244,000	2,225,927
2% 10/24/18	2,500,000	2,503,351
2.6% 1/11/22	5,500,000	5,531,155
		109,280,629
Diversified Financial Services - 0.8%
Berkshire Hathaway, Inc. 2.2% 3/15/21	1,436,000	1,432,292
Brixmor Operating Partnership LP 3.875% 8/15/22	2,222,000	2,281,528
GE Capital International Funding Co. 2.342% 11/15/20	11,630,000	11,593,714
General Electric Capital Corp. 2.2% 1/9/20	2,577,000	2,572,448
ING Bank NV 1.65% 8/15/19 (a)	4,000,000	3,958,246
		21,838,228
Insurance - 4.7%
ACE INA Holdings, Inc. 2.3% 11/3/20	1,173,000	1,174,487
AFLAC, Inc. 2.4% 3/16/20	6,000,000	6,013,395
AIA Group Ltd. 2.25% 3/11/19 (a)	8,529,000	8,485,549
American International Group, Inc.:
2.3% 7/16/19	10,304,000	10,308,431
3.3% 3/1/21	4,987,000	5,095,360
4.875% 6/1/22	1,484,000	1,608,355
Aon Corp. 5% 9/30/20	2,178,000	2,330,308
Aon PLC 2.8% 3/15/21	7,000,000	7,041,505
Assurant, Inc. 2.5% 3/15/18	2,000,000	2,003,618
Great-West Life & Annuity Insurance Co. 3 month U.S. LIBOR + 2.538% 3.957% 5/16/46 (a)(b)(c)	259,000	257,058
Hartford Financial Services Group, Inc. 5.5% 3/30/20	4,601,000	4,915,394
Liberty Mutual Group, Inc. 5% 6/1/21 (a)	16,714,000	17,941,353
Marsh & McLennan Companies, Inc.:
2.35% 3/6/20	5,000,000	5,001,915
2.75% 1/30/22	2,231,000	2,234,923
3.3% 3/14/23	1,731,000	1,770,544
MassMutual Global Funding II:
2.35% 4/9/19 (a)	1,000,000	1,003,604
2.5% 4/13/22 (a)	5,440,000	5,413,860
Metropolitan Life Global Funding I:
1.5% 1/10/18 (a)	4,431,000	4,430,590
1.75% 9/19/19 (a)	5,600,000	5,548,380
2% 4/14/20 (a)	3,000,000	2,982,378
2.65% 4/8/22 (a)	5,000,000	5,001,222
New York Life Global Funding 1.55% 11/2/18 (a)	3,500,000	3,491,189
Pricoa Global Funding I 2.45% 9/21/22 (a)	4,109,000	4,076,541
Principal Life Global Funding II 2.375% 9/11/19 (a)	2,200,000	2,207,531
Protective Life Global Funding 2.615% 8/22/22 (a)	10,240,000	10,126,297
Prudential Financial, Inc. 3.5% 5/15/24	2,550,000	2,647,872
TIAA Asset Management Finance LLC 2.95% 11/1/19 (a)	5,280,000	5,335,121
Unum Group 5.625% 9/15/20	2,743,000	2,964,124
		131,410,904

TOTAL FINANCIALS		848,289,811

HEALTH CARE - 5.6%
Biotechnology - 0.7%
AbbVie, Inc.:
1.8% 5/14/18	3,972,000	3,971,639
2.5% 5/14/20	5,952,000	5,982,542
Amgen, Inc.:
2.125% 5/1/20	1,618,000	1,607,595
2.2% 5/22/19	4,290,000	4,294,744
Celgene Corp.:
2.125% 8/15/18	1,549,000	1,552,884
2.875% 8/15/20	3,000,000	3,027,881
		20,437,285
Health Care Equipment & Supplies - 1.5%
Abbott Laboratories:
2.35% 11/22/19	5,000,000	5,005,900
2.8% 9/15/20	4,182,000	4,216,365
2.9% 11/30/21	4,980,000	5,008,380
Becton, Dickinson & Co.:
2.675% 12/15/19	287,000	288,300
2.894% 6/6/22	15,000,000	14,892,104
Danaher Corp.:
1.65% 9/15/18	3,976,000	3,969,863
2.4% 9/15/20	619,000	622,399
Medtronic, Inc.:
1.5% 3/15/18	1,770,000	1,769,381
2.5% 3/15/20	2,200,000	2,217,449
Zimmer Biomet Holdings, Inc. 2% 4/1/18	2,702,000	2,704,397
		40,694,538
Health Care Providers & Services - 0.8%
Anthem, Inc. 2.95% 12/1/22	3,723,000	3,720,522
Cardinal Health, Inc. 1.95% 6/15/18	462,000	462,041
Express Scripts Holding Co.:
2.25% 6/15/19	1,000,000	999,042
2.6% 11/30/20	3,423,000	3,423,108
McKesson Corp. 2.284% 3/15/19	686,000	686,768
UnitedHealth Group, Inc.:
1.9% 7/16/18	3,000,000	3,002,050
2.125% 3/15/21	3,000,000	2,981,235
2.7% 7/15/20	1,361,000	1,378,799
2.875% 12/15/21	2,000,000	2,027,839
WellPoint, Inc.:
1.875% 1/15/18	326,000	326,075
2.25% 8/15/19	2,950,000	2,943,444
		21,950,923
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.:
2.15% 12/14/18	881,000	882,599
2.4% 2/1/19	3,086,000	3,093,474
3% 4/15/23	5,000,000	5,018,237
		8,994,310
Pharmaceuticals - 2.3%
Actavis Funding SCS:
3% 3/12/20	11,438,000	11,542,569
3.45% 3/15/22	5,000,000	5,083,222
Mylan N.V.:
2.5% 6/7/19	9,824,000	9,816,505
3% 12/15/18	3,000,000	3,020,116
3.15% 6/15/21	2,306,000	2,318,747
Perrigo Co. PLC 3.5% 3/15/21	1,920,000	1,950,559
Perrigo Finance PLC 3.5% 12/15/21	1,375,000	1,398,028
Shire Acquisitions Investments Ireland DAC:
1.9% 9/23/19	5,000,000	4,951,900
2.4% 9/23/21	7,000,000	6,886,609
Teva Pharmaceutical Finance Netherlands III BV:
1.4% 7/20/18	2,500,000	2,477,281
1.7% 7/19/19	4,234,000	4,099,562
2.2% 7/21/21	10,726,000	9,856,232
Zoetis, Inc. 3.45% 11/13/20	493,000	505,941
		63,907,271

TOTAL HEALTH CARE		155,984,327

INDUSTRIALS - 2.0%
Aerospace & Defense - 0.5%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	5,615,000	5,643,091
Lockheed Martin Corp. 2.5% 11/23/20	2,361,000	2,374,116
Rockwell Collins, Inc. 1.95% 7/15/19	2,148,000	2,140,052
The Boeing Co. 1.65% 10/30/20	3,000,000	2,960,815
		13,118,074
Airlines - 0.2%
Continental Airlines, Inc.:
6.795% 8/2/18	1,040	1,057
6.9% 1/2/18	5,585	5,592
Delta Air Lines, Inc. 2.875% 3/13/20	5,500,000	5,537,472
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	32,656	32,982
8.36% 1/20/19	29,200	29,236
		5,606,339
Electrical Equipment - 0.1%
Fortive Corp.:
1.8% 6/15/19	910,000	903,927
2.35% 6/15/21	1,547,000	1,533,583
		2,437,510
Industrial Conglomerates - 0.4%
Roper Technologies, Inc.:
2.05% 10/1/18	2,919,000	2,919,082
2.8% 12/15/21	3,883,000	3,886,574
3% 12/15/20	5,100,000	5,178,912
		11,984,568
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	263,000	263,257
Trading Companies & Distributors - 0.8%
Air Lease Corp.:
2.125% 1/15/18	414,000	414,158
2.625% 9/4/18	1,628,000	1,633,408
2.625% 7/1/22	5,000,000	4,932,362
3.375% 6/1/21	8,097,000	8,282,326
3.75% 2/1/22	1,228,000	1,273,089
4.75% 3/1/20	605,000	635,101
International Lease Finance Corp. 5.875% 4/1/19	4,000,000	4,177,792
		21,348,236

TOTAL INDUSTRIALS		54,757,984

INFORMATION TECHNOLOGY - 1.7%
Communications Equipment - 0.3%
Cisco Systems, Inc.:
1.65% 6/15/18	3,000,000	2,999,659
2.125% 3/1/19	1,500,000	1,502,792
2.45% 6/15/20	3,000,000	3,024,385
		7,526,836
Electronic Equipment & Components - 0.8%
Amphenol Corp.:
2.2% 4/1/20	5,000,000	4,982,460
3.2% 4/1/24	896,000	895,304
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (a)	4,200,000	4,253,964
4.42% 6/15/21 (a)	4,200,000	4,383,661
Tyco Electronics Group SA:
2.35% 8/1/19	3,000,000	2,998,380
2.375% 12/17/18	4,049,000	4,061,950
		21,575,719
IT Services - 0.1%
The Western Union Co.:
2.875% 12/10/17	773,000	773,141
3.65% 8/22/18	3,111,000	3,149,124
		3,922,265
Software - 0.2%
Oracle Corp.:
1.9% 9/15/21	5,000,000	4,924,199
2.25% 10/8/19	1,552,000	1,558,722
		6,482,921
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc. 2.85% 5/6/21	850,000	864,863
Hewlett Packard Enterprise Co. 2.85% 10/5/18	4,000,000	4,024,329
Xerox Corp. 2.75% 3/15/19	2,585,000	2,584,106
		7,473,298

TOTAL INFORMATION TECHNOLOGY		46,981,039

MATERIALS - 0.8%
Chemicals - 0.7%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 1.7% 5/1/18 (a)	5,340,000	5,339,663
Ecolab, Inc.:
1.45% 12/8/17	335,000	334,990
1.55% 1/12/18	2,500,000	2,499,498
Monsanto Co. 2.125% 7/15/19	3,000,000	2,989,605
Sherwin-Williams Co. 1.35% 12/15/17	620,000	619,941
The Mosaic Co. 3.25% 11/15/22	7,000,000	6,947,529
		18,731,226
Metals & Mining - 0.1%
Freeport-McMoRan, Inc. 2.375% 3/15/18	4,000,000	3,995,000

TOTAL MATERIALS		22,726,226

REAL ESTATE - 3.0%
Equity Real Estate Investment Trusts (REITs) - 1.7%
Alexandria Real Estate Equities, Inc. 4.6% 4/1/22	189,000	200,841
American Campus Communities Operating Partnership LP 3.35% 10/1/20	1,272,000	1,298,598
Boston Properties, Inc.:
3.2% 1/15/25 (d)	3,000,000	2,985,065
3.7% 11/15/18	1,787,000	1,809,551
5.875% 10/15/19	446,000	471,921
DDR Corp.:
3.5% 1/15/21	360,000	364,251
3.9% 8/15/24	390,000	388,378
4.25% 2/1/26	1,865,000	1,867,597
4.625% 7/15/22	7,779,000	8,160,250
ERP Operating LP:
2.375% 7/1/19	1,641,000	1,646,367
3.375% 6/1/25	3,000,000	3,048,991
Federal Realty Investment Trust:
2.55% 1/15/21	5,000,000	5,007,545
5.9% 4/1/20	5,000	5,388
Government Properties Income Trust 3.75% 8/15/19	3,000,000	3,030,619
Health Care REIT, Inc. 2.25% 3/15/18	250,000	250,354
Kimco Realty Corp. 3.3% 2/1/25	5,500,000	5,439,842
Omega Healthcare Investors, Inc. 4.375% 8/1/23	2,877,000	2,925,064
Select Income REIT 2.85% 2/1/18	1,515,000	1,516,393
Simon Property Group LP:
2.2% 2/1/19	462,000	463,146
2.35% 1/30/22	1,046,000	1,037,179
2.75% 6/1/23 (d)	4,610,000	4,601,656
United Dominion Realty Trust, Inc. 4.25% 6/1/18	431,000	435,782
		46,954,778
Real Estate Management & Development - 1.3%
Brandywine Operating Partnership LP 3.95% 2/15/23	3,334,000	3,408,799
Digital Realty Trust LP:
2.75% 2/1/23	2,037,000	2,016,841
3.4% 10/1/20	5,590,000	5,719,485
3.625% 10/1/22	1,040,000	1,074,930
Healthcare Trust of America Holdings LP 2.95% 7/1/22	4,165,000	4,161,458
Liberty Property LP 4.75% 10/1/20	1,045,000	1,101,375
Mack-Cali Realty LP 4.5% 4/18/22	185,000	185,723
Ventas Realty LP 3.125% 6/15/23	591,000	589,423
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	1,743,000	1,743,872
4% 4/30/19	11,000,000	11,227,040
4.25% 3/1/22	4,000,000	4,199,143
Washington Prime Group LP 3.85% 4/1/20	2,090,000	2,097,933
		37,526,022

TOTAL REAL ESTATE		84,480,800

TELECOMMUNICATION SERVICES - 2.1%
Diversified Telecommunication Services - 1.9%
AT&T, Inc.:
2.375% 11/27/18	10,000,000	10,035,441
2.45% 6/30/20	5,088,000	5,081,284
2.8% 2/17/21	4,000,000	4,016,437
5.875% 10/1/19	5,034,000	5,361,729
British Telecommunications PLC 2.35% 2/14/19	4,296,000	4,306,949
CenturyLink, Inc. 6.15% 9/15/19	592,000	613,981
Deutsche Telekom International Financial BV 6.75% 8/20/18	2,911,000	3,010,301
SBA Tower Trust 3.168% 4/9/47 (a)	7,000,000	6,994,074
Verizon Communications, Inc.:
1.75% 8/15/21	6,575,000	6,390,790
2.625% 2/21/20	1,710,000	1,721,683
2.946% 3/15/22	2,675,000	2,690,284
3% 11/1/21	4,318,000	4,372,976
		54,595,929
Wireless Telecommunication Services - 0.2%
Vodafone Group PLC:
1.5% 2/19/18	2,625,000	2,623,049
5.45% 6/10/19	2,000,000	2,096,815
		4,719,864

TOTAL TELECOMMUNICATION SERVICES		59,315,793

UTILITIES - 4.7%
Electric Utilities - 2.7%
American Electric Power Co., Inc.:
1.65% 12/15/17	1,827,000	1,827,001
2.15% 11/13/20	3,500,000	3,485,363
Commonwealth Edison Co. 2.15% 1/15/19	188,000	188,033
Duke Energy Corp.:
1.8% 9/1/21	1,354,000	1,319,046
2.1% 6/15/18	5,395,000	5,399,690
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (a)	48,000	52,712
Edison International 2.95% 3/15/23	730,000	733,316
Eversource Energy:
1.45% 5/1/18	153,000	152,776
2.5% 3/15/21	896,000	892,096
2.75% 3/15/22	3,489,000	3,497,241
Exelon Corp.:
2.85% 6/15/20	2,479,000	2,502,346
3.497% 6/1/22 (b)	7,287,000	7,458,026
FirstEnergy Corp. 4.25% 3/15/23	600,000	629,117
FirstEnergy Solutions Corp. 6.05% 8/15/21	655,000	314,400
IPALCO Enterprises, Inc.:
3.45% 7/15/20	2,576,000	2,611,420
3.7% 9/1/24 (a)	1,115,000	1,110,127
ITC Holdings Corp. 2.7% 11/15/22 (a)	3,503,000	3,491,597
LG&E and KU Energy LLC 3.75% 11/15/20	5,002,000	5,175,913
Nevada Power Co.:
6.5% 5/15/18	1,562,000	1,594,731
6.5% 8/1/18	273,000	281,185
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	950,000	948,117
PacifiCorp 5.5% 1/15/19	2,750,000	2,850,201
PG&E Corp. 2.4% 3/1/19	74,000	74,091
Public Service Electric & Gas Co. 2.3% 9/15/18	2,000,000	2,009,587
Southern Co.:
1.85% 7/1/19	8,000,000	7,958,943
2.35% 7/1/21	5,250,000	5,199,824
TECO Finance, Inc.:
3 month U.S. LIBOR + 0.600% 1.9503% 4/10/18 (b)(c)	3,000,000	3,002,900
5.15% 3/15/20	252,000	266,673
Virginia Electric & Power Co. 2.75% 3/15/23	10,000,000	9,980,545
Xcel Energy, Inc. 2.4% 3/15/21	1,050,000	1,048,034
		76,055,051
Independent Power and Renewable Electricity Producers - 0.2%
Emera U.S. Finance LP:
2.15% 6/15/19	557,000	555,251
2.7% 6/15/21	548,000	547,922
Kinder Morgan Finance Co. LLC 6% 1/15/18 (a)	2,500,000	2,511,462
Southern Power Co. 2.375% 6/1/20	1,087,000	1,084,220
		4,698,855
Multi-Utilities - 1.8%
Berkshire Hathaway Energy Co. 2% 11/15/18	544,000	544,302
CenterPoint Energy, Inc. 2.5% 9/1/22	1,229,000	1,213,909
Consolidated Edison, Inc.:
2% 3/15/20	1,355,000	1,347,886
2% 5/15/21	1,538,000	1,513,557
Dominion Resources, Inc.:
3 month U.S. LIBOR + 2.300% 3.6328% 9/30/66 (b)(c)	651,000	611,940
3 month U.S. LIBOR + 2.825% 4.16% 6/30/66 (b)(c)	567,000	561,330
1.9% 6/15/18	2,540,000	2,540,294
2% 8/15/21	843,000	826,161
2.5% 12/1/19	10,382,000	10,402,152
NiSource Finance Corp.:
2.65% 11/17/22	4,959,000	4,939,574
3.85% 2/15/23	700,000	728,216
NSTAR 4.5% 11/15/19	2,500,000	2,598,372
Public Service Enterprise Group, Inc.:
2% 11/15/21	1,782,000	1,734,057
2.65% 11/15/22	3,830,000	3,804,254
Puget Energy, Inc. 6.5% 12/15/20	991,000	1,098,312
Sempra Energy:
1.625% 10/7/19	4,189,000	4,138,291
2.4% 3/15/20	1,890,000	1,889,907
2.85% 11/15/20	1,392,000	1,406,904
Wisconsin Energy Corp.:
3 month U.S. LIBOR + 2.113% 3.5284% 5/15/67 (b)(c)	454,000	436,081
1.65% 6/15/18	3,006,000	3,003,156
2.45% 6/15/20	5,901,000	5,917,416
		51,256,071

TOTAL UTILITIES		132,009,977

TOTAL NONCONVERTIBLE BONDS
(Cost $1,954,892,271)		1,954,744,422

U.S. Treasury Obligations - 13.2%
U.S. Treasury Notes:
1.125% 7/31/21	$45,000,000	$43,581,445
1.375% 3/31/20	35,612,000	35,230,840
1.375% 4/30/20	6,478,000	6,404,363
1.375% 1/31/21	45,000,000	44,203,711
1.5% 5/15/20	8,065,000	7,996,006
1.75% 12/31/20	82,000,000	81,535,543
1.75% 6/30/22	39,871,000	39,218,424
2.125% 7/31/24	17,248,000	17,058,003
2.125% 11/30/24	31,400,000	31,000,140
2.25% 3/31/21	55,000,000	55,479,102
2.25% 10/31/24	7,022,000	6,993,747
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $373,547,736)		368,701,324

U.S. Government Agency - Mortgage Securities - 0.3%
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.685% 3.31% 1/1/40 (b)(c)	87,556	90,830
12 month U.S. LIBOR + 1.725% 2.588% 6/1/42 (b)(c)	37,222	38,802
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (b)(c)	81,360	85,716
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (b)(c)	55,511	58,814
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (b)(c)	205,194	215,297
12 month U.S. LIBOR + 1.800% 3.562% 7/1/41 (b)(c)	33,203	34,542
12 month U.S. LIBOR + 1.805% 3.029% 10/1/41 (b)(c)	12,458	13,081
12 month U.S. LIBOR + 1.810% 3.435% 12/1/39 (b)(c)	22,614	23,726
12 month U.S. LIBOR + 1.815% 2.941% 11/1/40 (b)(c)	10,735	11,250
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (b)(c)	313,533	328,675
12 month U.S. LIBOR + 1.818% 3.023% 9/1/41 (b)(c)	20,924	22,172
12 month U.S. LIBOR + 1.818% 3.252% 7/1/41 (b)(c)	27,846	29,024
12 month U.S. LIBOR + 1.818% 3.51% 4/1/35 (b)(c)	245,251	258,781
12 month U.S. LIBOR + 1.830% 3.36% 10/1/41 (b)(c)	17,192	17,862
12 month U.S. LIBOR + 1.835% 3.571% 3/1/40 (b)(c)	71,941	75,584
12 month U.S. LIBOR + 2.253% 3.18% 7/1/35 (b)(c)	52,739	55,713
U.S. TREASURY 1 YEAR INDEX + 2.244% 3.14% 12/1/33 (b)(c)	417,543	437,673
3.5% 7/1/26 to 10/1/29	2,810,938	2,917,578
4.5% 3/1/35	26,211	28,093
6.5% 7/1/32 to 8/1/36	327,345	373,062
7% 9/1/18 to 6/1/33	220,998	256,455
7.5% 6/1/26 to 3/1/28	66,082	75,936
8.5% 5/1/21 to 9/1/25	4,089	4,569
9.5% 2/1/25	164	170
10.5% 8/1/20	1,219	1,240

TOTAL FANNIE MAE		5,454,645

Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.785% 3.528% 4/1/40 (b)(c)	53,226	55,741
12 month U.S. LIBOR + 1.877% 3.214% 4/1/41 (b)(c)	18,933	19,928
12 month U.S. LIBOR + 1.880% 3.219% 9/1/41 (b)(c)	21,554	22,837
12 month U.S. LIBOR + 1.905% 3.608% 2/1/40 (b)(c)	62,156	65,373
12 month U.S. LIBOR + 1.905% 3.655% 4/1/40 (b)(c)	59,865	62,954
12 month U.S. LIBOR + 1.910% 3.273% 6/1/41 (b)(c)	23,467	24,480
12 month U.S. LIBOR + 1.910% 3.411% 5/1/41 (b)(c)	20,763	22,051
12 month U.S. LIBOR + 1.910% 3.604% 5/1/41 (b)(c)	26,701	27,898
12 month U.S. LIBOR + 1.910% 3.673% 6/1/41 (b)(c)	27,314	28,544
3.5% 8/1/26	1,918,372	1,984,841
4.5% 8/1/18	31,347	31,583
5% 3/1/19	53,216	53,761
8.5% 9/1/24 to 8/1/27	23,719	27,533

TOTAL FREDDIE MAC		2,427,524

Ginnie Mae - 0.0%
7% 7/15/28 to 11/15/28	52,769	60,416
7.5% 2/15/28 to 10/15/28	3,152	3,682
8% 6/15/24	31	36
8.5% 10/15/21	16,238	17,617
11% 7/20/19	313	319

TOTAL GINNIE MAE		82,070

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $7,959,747)		7,964,239

Asset-Backed Securities - 5.6%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1 month U.S. LIBOR + 0.705% 2.0336% 4/25/35 (b)(c)	$56,669	$56,472
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1 month U.S. LIBOR + 1.650% 2.9786% 3/25/34 (b)(c)	24,243	24,426
Ally Master Owner Trust Series 2015-3 Class A, 1.63% 5/15/20	3,130,000	3,129,417
AmeriCredit Automobile Receivables Trust:
Series 2015-2 Class A3, 1.27% 1/8/20	543,969	543,805
Series 2016-1 Class A3, 1.81% 10/8/20	1,680,597	1,680,455
Series 2016-2 Class A2A, 1.42% 10/8/19	402,494	402,419
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1 month U.S. LIBOR + 1.050% 2.3786% 12/25/33 (b)(c)	3,798	3,710
Series 2004-R2 Class M3, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	10,238	9,498
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1 month U.S. LIBOR + 0.780% 2.1086% 3/25/34 (b)(c)	4,092	3,910
Series 2004-W11 Class M2, 1 month U.S. LIBOR + 1.050% 2.3786% 11/25/34 (b)(c)	49,397	49,726
Series 2004-W7 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 5/25/34 (b)(c)	139,661	139,954
Series 2006-W4 Class A2C, 1 month U.S. LIBOR + 0.160% 1.4886% 5/25/36 (b)(c)	122,815	47,140
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1 month U.S. LIBOR + 0.825% 2.1536% 4/25/34 (b)(c)	114,153	109,309
Series 2006-HE2 Class M1, 1 month U.S. LIBOR + 0.370% 1.6079% 3/25/36 (b)(c)	2,307	944
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 1 month U.S. LIBOR + 1.125% 2.3629% 2/25/35 (b)(c)	296,431	297,906
Capital One Multi-Asset Execution Trust Series 2016-A4 Class A4, 1.33% 6/15/22	4,860,000	4,806,010
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 1 month U.S. LIBOR + 0.140% 1.3779% 12/25/36 (b)(c)	205,465	173,208
Chesapeake Funding II LLC Series 2017-2A Class A1, 1.99% 5/15/29 (a)	4,582,000	4,575,622
Chrysler Capital Auto Receivables Trust Series 2016-BA Class A2, 1.36% 1/15/20 (a)	1,956,022	1,954,271
CIT Equipment Collateral Series 2014-VT1 Class A3, 1.5% 10/21/19 (a)	204,403	204,342
Citibank Credit Card Issuance Trust Series 2014-A6 Class A6, 2.15% 7/15/21	2,896,000	2,903,176
CLUB Credit Trust Series 2017-P1 Class A, 2.54% 9/15/23 (a)	3,481,170	3,482,186
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 1 month U.S. LIBOR + 5.250% 6.5775% 3/25/32 (b)(c)	9,741	10,032
Series 2004-3 Class M4, 1 month U.S. LIBOR + 1.455% 2.7836% 4/25/34 (b)(c)	5,805	5,490
Series 2004-4 Class M2, 1 month U.S. LIBOR + 0.795% 2.1236% 6/25/34 (b)(c)	6,570	6,584
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-5 Class A2, 1 month U.S. LIBOR + 0.700%1.9379% 12/25/33 (b)(c)	2,817	2,736
Dell Equipment Finance Trust Series 2017-2 Class A3, 2.19% 10/24/22 (a)	1,892,000	1,888,904
Discover Card Master Trust:
Series 2016-A1 Class A1, 1.64% 7/15/21	3,630,000	3,620,958
Series 2016-A4 Class A4, 1.39% 3/15/22	5,019,000	4,961,870
Enterprise Fleet Financing LLC:
Series 2015-1 Class A2, 1.3% 9/20/20 (a)	179,065	178,995
Series 2016-2 Class A2, 1.74% 2/22/22 (a)	1,753,678	1,751,224
Series 2017-1 Class A2, 2.13% 7/20/22 (a)	3,338,000	3,342,497
Fannie Mae Series 2004-T5 Class AB3, 1 month U.S. LIBOR + 0.392% 2.0334% 5/28/35 (b)(c)	4,436	4,275
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 1 month U.S. LIBOR + 2.175% 3.5036% 8/25/34 (b)(c)	23,679	22,909
Flagship Credit Auto Trust Series 2016-1 Class A, 2.77% 12/15/20 (a)	1,389,429	1,396,271
Ford Credit Auto Owner Trust:
Series 2014-2 Class A, 2.31% 4/15/26 (a)	9,142,000	9,181,887
Series 2015-1 Class A, 2.12% 7/15/26 (a)	2,785,000	2,784,512
Series 2015-2 Class A, 2.44% 1/15/27 (a)	6,181,000	6,218,587
Series 2016-1 Class A, 2.31% 8/15/27 (a)	5,938,000	5,937,132
Series 2017-1 Class A, 2.62% 8/15/28 (a)	5,415,000	5,441,347
Ford Credit Floorplan Master Owner Trust:
Series 2015-1 Class A1, 1.42% 1/15/20	6,000,000	5,998,846
Series 2015-5 Class A, 2.39% 8/15/22	10,511,000	10,549,669
Series 2016-3 Class A1, 1.55% 7/15/21	4,844,000	4,803,423
Series 2017-2 Class A1, 2.37% 9/15/22	5,521,000	5,513,786
Fremont Home Loan Trust Series 2005-A:
Class M3, 1 month U.S. LIBOR + 0.735% 1.9729% 1/25/35 (b)(c)	81,136	80,337
Class M4, 1 month U.S. LIBOR + 1.020% 2.2579% 1/25/35 (b)(c)	39,567	31,719
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 3 month U.S. LIBOR + 0.380% 1.8421% 2/25/47 (a)(b)(c)	147,066	140,453
GE Business Loan Trust Series 2006-2A:
Class A, 1 month U.S. LIBOR + 0.180% 1.4261% 11/15/34 (a)(b)(c)	50,201	48,664
Class B, 1 month U.S. LIBOR + 0.280% 1.5303% 11/15/34 (a)(b)(c)	18,215	17,094
Class C, 1 month U.S. LIBOR + 0.380% 1.6303% 11/15/34 (a)(b)(c)	30,061	27,972
Class D, 1 month U.S. LIBOR + 0.750% 2.0003% 11/15/34 (a)(b)(c)	11,403	10,443
GMF Floorplan Owner Revolving Trust:
Series 2015-1 Class A1, 1.65% 5/15/20 (a)	3,732,000	3,731,307
Series 2016-1 Class A1, 1.86% 5/17/21 (a)	3,160,000	3,155,854
Series 2017-1 Class A1, 2.22% 1/18/22 (a)	4,092,000	4,088,839
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (a)	19,112	1,612
Home Equity Asset Trust Series 2003-2 Class M1, 1 month U.S. LIBOR + 1.320% 2.5579% 8/25/33 (b)(c)	25,353	25,640
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 1 month U.S. LIBOR + 0.190% 1.5186% 1/25/37 (b)(c)	132,802	92,571
Hyundai Auto Lease Securitization Trust Series 2015-B Class A3, 1.4% 11/15/18 (a)	386,347	386,346
Hyundai Floorplan Master Owner Trust Series 2016-1A Class A2, 1.81% 3/15/21 (a)	2,151,000	2,146,230
Keycorp Student Loan Trust Series 2006-A Class 2C, 3 month U.S. LIBOR + 1.150% 2.4433% 3/27/42 (b)(c)	392,000	288,122
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 1 month U.S. LIBOR + 0.300% 1.5379% 5/25/37 (b)(c)	31,864	6,736
Mercedes-Benz Auto Receivables Trust Series 2016-1 Class A3, 1.26% 2/16/21	4,798,000	4,768,735
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.750% 2.0786% 7/25/34 (b)(c)	10,724	10,118
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1 month U.S. LIBOR + 0.975% 2.3036% 7/25/34 (b)(c)	15,841	15,596
Series 2006-FM1 Class A2B, 1 month U.S. LIBOR + 0.110% 1.3479% 4/25/37 (b)(c)	250	154
Series 2006-OPT1 Class A1A, 1 month U.S. LIBOR + 0.520% 1.8486% 6/25/35 (b)(c)	114,397	110,979
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1 month U.S. LIBOR + 0.680% 2.0086% 8/25/34 (b)(c)	4,895	4,743
Series 2004-NC8 Class M6, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	43,698	43,938
Series 2005-NC1 Class M1, 1 month U.S. LIBOR + 0.660% 1.9886% 1/25/35 (b)(c)	11,536	11,370
Series 2005-NC2 Class B1, 1 month U.S. LIBOR + 1.755% 3.0836% 3/25/35 (b)(c)	13,163	569
Nationstar HECM Loan Trust Series 2016-3A Class A, 2.0125% 8/25/26 (a)	2,315,798	2,316,472
New Century Home Equity Loan Trust Series 2005-4 Class M2, 1 month U.S. LIBOR + 0.510% 1.8386% 9/25/35 (b)(c)	162,650	161,347
Nissan Master Owner Trust Receivables Series 2016-A Class A2, 1.54% 6/15/21	2,442,000	2,423,578
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 1 month U.S. LIBOR + 1.875% 3.2036% 9/25/34 (b)(c)	53,141	53,544
Class M4, 1 month U.S. LIBOR + 2.175% 3.5036% 9/25/34 (b)(c)	77,891	62,251
Series 2005-WCH1 Class M4, 1 month U.S. LIBOR + 1.245% 2.5736% 1/25/36 (b)(c)	126,217	126,500
Prosper Marketplace Issuance Trust:
Series 2017-2A Class A, 2.42% 9/15/23 (a)	3,997,720	4,005,105
Series 2017-3A Class A, 2.54% 11/15/23 (a)	3,906,000	3,899,138
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1 month U.S. LIBOR + 0.800% 2.1286% 4/25/33 (b)(c)	582	537
Santander Retail Auto Lease Trust Series 2017-A Class A3, 2.58% 1/20/21 (a)	5,497,000	5,490,951
Saxon Asset Securities Trust Series 2004-1 Class M1, 1 month U.S. LIBOR + 0.795% 2.1236% 3/25/35 (b)(c)	52,902	52,299
Securitized Term Auto Receivables Trust Series 2016-1A Class A3, 1.524% 3/25/20 (a)	2,886,000	2,875,665
SLM Private Credit Student Loan Trust Series 2004-A Class C, 3 month U.S. LIBOR + 0.950% 2.27% 6/15/33 (b)(c)	13,627	13,619
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 1 month U.S. LIBOR + 1.725% 3.0536% 9/25/34 (b)(c)	3,695	3,626
Synchrony Credit Card Master Note Trust Series 2016-1 Class A, 2.04% 3/15/22	1,000,000	1,001,176
TCF Auto Receivables Owner Trust Series 2016-1A Class A2, 1.39% 11/15/19 (a)	945,020	944,485
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 2.1886% 9/25/34 (b)(c)	2,472	2,364
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 3 month U.S. LIBOR + 0.560% 1.8621% 4/6/42 (a)(b)(c)(e)	304,000	162,640
Verizon Owner Trust:
Series 2016-1A Class A, 1.42% 1/20/21 (a)	4,069,000	4,043,714
Series 2016-2A Class A, 1.68% 5/20/21 (a)	5,279,000	5,249,463
Series 2017-3A Class A1A, 2.06% 4/20/22 (a)	5,632,000	5,615,863
Volvo Financial Equipment LLC Series 2015-1A Class A3, 1.51% 6/17/19 (a)	837,678	837,192
TOTAL ASSET-BACKED SECURITIES
(Cost $156,294,000)		156,807,510

Collateralized Mortgage Obligations - 0.9%
Private Sponsor - 0.3%
Credit Suisse Mortgage Trust Series 2012-2R Class 1A1, 3.6246% 5/27/35 (a)(b)	309,618	310,638
CSAIL Commercial Mortgage Trust Series 2015-C2 Class ASB, 3.2241% 6/15/57	1,352,000	1,379,104
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (b)(c)	31,149	30,522
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (a)(b)(c)	7,000,000	6,998,670
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 1 month U.S. LIBOR + 2.350% 3.585% 6/10/35 (a)(b)(c)	24,227	17,170
Class B6, 1 month U.S. LIBOR + 2.850% 4.085% 6/10/35 (a)(b)(c)	40,304	22,840
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 2.3127% 7/20/34 (b)(c)	2,033	2,009

TOTAL PRIVATE SPONSOR		8,760,953

U.S. Government Agency - 0.6%
Fannie Mae:
planned amortization class Series 2015-28 Class P, 2.5% 5/25/45	5,432,539	5,390,463
Series 2015-28 Class JE, 3% 5/25/45	3,814,938	3,866,982
Freddie Mac:
Series 3949 Class MK, 4.5% 10/15/34	144,263	152,744
Series 4472 Class WL, 3% 5/15/45	1,751,242	1,775,414
Ginnie Mae guaranteed REMIC pass-thru certificates Series 2015-H17 Class HA, 2.5% 5/20/65 (f)	6,056,779	6,073,932

TOTAL U.S. GOVERNMENT AGENCY		17,259,535

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $26,420,972)		26,020,488

Commercial Mortgage Securities - 6.4%
7 WTC Depositor LLC Trust Series 2012-7WTC Class A, 4.0824% 3/13/31 (a)	134,200	134,918
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (b)(g)	5,708	52
Bank of America Commercial Mortgage Trust Series 2016-UB10 Class A2, 2.723% 7/15/49	2,685,000	2,694,346
Barclays Commercial Mortgage Securities LLC:
floater Series 2015-RRI Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 5/15/32 (a)(b)(c)	1,916,772	1,916,770
Series 2015-STP Class A, 3.3228% 9/10/28 (a)	7,379,258	7,520,553
Bayview Commercial Asset Trust floater:
Series 2003-2 Class M1, 1 month U.S. LIBOR + 0.850% 2.6036% 12/25/33 (a)(b)(c)	2,310	2,281
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.390% 1.7186% 1/25/36 (a)(b)(c)	63,197	59,190
Class B1, 1 month U.S. LIBOR + 1.400% 2.7286% 1/25/36 (a)(b)(c)	2,836	2,206
Class M1, 1 month U.S. LIBOR + 0.450% 1.7786% 1/25/36 (a)(b)(c)	20,386	18,962
Class M2, 1 month U.S. LIBOR + 0.470% 1.7986% 1/25/36 (a)(b)(c)	6,116	5,641
Class M3, 1 month U.S. LIBOR + 0.500% 1.8286% 1/25/36 (a)(b)(c)	8,932	8,165
Class M4, 1 month U.S. LIBOR + 0.610% 1.9386% 1/25/36 (a)(b)(c)	4,940	4,418
Class M5, 1 month U.S. LIBOR + 0.650% 1.9786% 1/25/36 (a)(b)(c)	4,940	3,753
Class M6, 1 month U.S. LIBOR + 0.700% 2.0286% 1/25/36 (a)(b)(c)	5,247	4,013
Series 2006-3A Class M4, 1 month U.S. LIBOR + 0.430% 1.6679% 10/25/36 (a)(b)(c)	2,752	2,214
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 1.5079% 3/25/37 (a)(b)(c)	41,064	38,178
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 1.5072% 7/25/37 (a)(b)(c)	42,771	40,855
Class A2, 1 month U.S. LIBOR + 0.320% 1.5572% 7/25/37 (a)(b)(c)	39,987	37,879
Class M1, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	14,042	11,362
Class M2, 1 month U.S. LIBOR + 0.410% 1.6472% 7/25/37 (a)(b)(c)	7,586	6,152
Class M3, 1 month U.S. LIBOR + 0.490% 1.7272% 7/25/37 (a)(b)(c)	6,129	4,536
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 1.5279% 7/25/37 (a)(b)(c)	37,978	35,423
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(c)	8,425	7,849
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(c)	9,039	8,378
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(c)	13,944	11,978
Class M4, 1 month U.S. LIBOR + 0.500% 1.7372% 7/25/37 (a)(b)(c)	22,063	18,371
Class M5, 1 month U.S. LIBOR + 0.600% 1.8372% 7/25/37 (a)(b)(c)	8,416	6,476
BX Trust Series 2017-IMC Class A, 1 month U.S. LIBOR + 1.050% 2.3003% 10/15/32 (a)(b)(c)	3,958,000	3,964,127
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class A, 2.808% 4/10/28 (a)	6,819,000	6,877,830
CGDBB Commercial Mortgage Trust floater Series 2017-BIOC Class A, 1 month U.S. LIBOR + 0.790% 2.0403% 7/15/28 (a)(b)(c)	3,948,000	3,952,939
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.2% 7/10/30 (a)	10,000,000	10,160,024
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A4, 3.024% 9/10/45	2,366,000	2,402,510
Series 2015-GC29 Class A2, 2.674% 4/10/48	1,388,000	1,395,429
Series 2016-P4 Class A2, 2.446% 7/10/49	1,073,000	1,072,056
Series 2017-P7 Class A2, 3.199% 4/14/50	2,399,000	2,457,421
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	1,310,000	1,313,404
Series 2012-LC4 Class A4, 3.288% 12/10/44	5,915,000	6,034,078
Series 2013-CR7 Class A4, 3.213% 3/10/46	4,365,000	4,450,107
Series 2015-CR23 Class ASB, 3.257% 5/10/48	1,587,000	1,622,878
Series 2013-CR6 Class A4, 3.101% 3/10/46	3,210,000	3,265,352
Series 2013-LC6 Class ASB, 2.478% 1/10/46	2,180,000	2,186,538
Series 2014-CR15 Class A2, 2.928% 2/10/47	3,736,954	3,767,447
Series 2014-CR17 Class A2, 3.012% 5/10/47	790,000	799,306
Series 2014-CR20 Class A2, 2.801% 11/10/47	987,000	997,786
Series 2014-UBS3 Class A2, 2.844% 6/10/47	1,960,000	1,978,223
Series 2015-CR22 Class A2, 2.856% 3/10/48	953,000	962,459
CSMC Series 2015-TOWN:
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (a)(b)(c)	264,000	264,000
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (a)(b)(c)	257,000	257,000
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (a)(b)(c)	1,003,000	1,003,629
GAHR Commercial Mortgage Trust:
floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(c)	731,828	732,262
Series 2015-NRF:
Class BFX, 3.3822% 12/15/34 (a)(b)	2,358,850	2,387,784
Class CFX, 3.3822% 12/15/34 (a)(b)	1,059,000	1,067,817
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	529,506	528,934
GS Mortgage Securities Trust:
sequential payer:
Series 2012-GC6 Class A3, 3.482% 1/10/45	2,941,890	3,035,491
Series 2012-GCJ7 Class A4, 3.377% 5/10/45	2,486,121	2,550,271
Series 2012-GCJ9 Class A3, 2.773% 11/10/45	3,710,078	3,726,892
Series 2013-GC10:
Class A4, 2.681% 2/10/46	1,061,000	1,058,555
Class A5, 2.943% 2/10/46	2,028,000	2,045,884
Series 2014-GC18 Class AAB, 3.648% 1/10/47	702,000	728,317
Series 2014-GC20 Class AAB, 3.655% 4/10/47	817,000	845,848
Series 2015-GC28 Class AAB, 3.206% 2/10/48	1,764,000	1,805,191
Series 2015-GC32 Class A2, 3.062% 7/10/48	2,500,000	2,535,225
JP Morgan Chase Commercial Mortgage Securities Trust Series 2015-JP1 Class A2, 3.1438% 1/15/49	1,975,000	2,010,913
JPMBB Commercial Mortgage Securities sequential payer Series 2014-C25 Class ASB, 3.4074% 11/15/47	1,831,000	1,889,237
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2013-C17 Class ASB, 3.705% 1/15/47	895,000	930,548
JPMBB Commercial Mortgage Secutities Trust Series 2015-C29 Class A2, 2.9213% 5/15/48	1,567,000	1,585,378
JPMCC Commercial Mortgage Securities Trust sequential payer Series 2016-JP4 Class A2, 2.9838% 12/15/49	3,027,000	3,067,974
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2012-C6 Class A3, 3.5074% 5/15/45	2,015,762	2,081,613
JPMorgan Chase Commercial Mortgage Securities Trust:
sequential payer Series 2011-C3 Class A3, 4.3877% 2/15/46 (a)	768,830	774,324
Series 2013-C10 Class A5, 3.1425% 12/15/47	4,833,000	4,914,761
Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(c)	1,811,000	1,816,085
Morgan Stanley BAML Trust:
sequential payer:
Series 2012-C6 Class A4, 2.858% 11/15/45	5,000,000	5,033,441
Series 2013-C11 Class A4, 4.1692% 8/15/46 (b)	1,443,000	1,549,056
Series 2014-C14 Class A2, 2.916% 2/15/47	737,243	743,992
Series 2014-C17 Class ASB, 3.477% 8/15/47	3,656,000	3,770,426
Series 2015-C22 Class ASB, 3.04% 4/15/48	1,170,000	1,189,084
Morgan Stanley Capital I Trust sequential payer:
Series 2011-C1 Class A4, 5.033% 9/15/47 (a)(b)	6,000,000	6,336,391
Series 2011-C2 Class A4, 4.661% 6/15/44 (a)	2,725,000	2,888,685
MSCG Trust Series 2016-SNR:
Class A, 3.348% 11/15/34 (a)(b)	2,922,000	2,910,114
Class B, 4.181% 11/15/34 (a)	1,031,000	1,033,487
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(c)	4,084,000	4,073,644
UBS-Barclays Commercial Mortgage Trust sequential payer Series 2012-C2 Class A4, 3.525% 5/10/63	2,703,000	2,799,272
Waldorf Astoria Boca Raton Trust floater Series 2016-BOCA Class A, 1 month U.S. LIBOR + 1.500% 2.5889% 6/15/29 (a)(b)(c)	2,645,000	2,648,306
Wells Fargo Commercial Mortgage Trust:
sequential payer:
Series 2012-LC5 Class A3, 2.918% 10/15/45	4,650,485	4,705,756
Series 2015-C27 Class ASB, 3.278% 2/15/48	3,047,000	3,121,500
Series 2016-C35 Class A2, 2.495% 7/15/48	859,000	856,582
Wells Fargo Commercial Mtg Trust 2016-C sequential payer Series 2016-C37 Class A1, 3.03% 12/15/49	2,128,000	2,163,455
WF-RBS Commercial Mortgage Trust:
sequential payer:
Series 2011-C2 Class A4, 4.869% 2/15/44 (a)(b)	4,245,000	4,510,800
Series 2012-C9 Class A3, 2.87% 11/15/45	3,163,000	3,181,489
Series 2013-C11 Class A5, 3.071% 3/15/45	5,941,000	6,026,566
Series 2013-C12 Class ASB, 2.838% 3/15/48	541,000	546,887
Series 2013-C16 Class ASB, 3.963% 9/15/46	1,101,000	1,147,752
Series 2013-C11 Class ASB, 2.63% 3/15/45	1,310,000	1,319,593
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $181,008,414)		178,465,044

Municipal Securities - 0.3%
Illinois Gen. Oblig.:
Series 2003, 4.95% 6/1/23	$2,645,000	$2,755,878
Series 2011:
5.665% 3/1/18	630,000	635,336
5.877% 3/1/19	4,715,000	4,878,469
Series 2013, 2.69% 12/1/17	500,000	500,000
New York City Transitional Fin. Auth. Rev. Series 2017 E, 2.85% 2/1/24	1,320,000	1,324,396
TOTAL MUNICIPAL SECURITIES
(Cost $10,039,796)		10,094,079

Bank Notes - 2.2%
Capital One Bank U.S.A. NA 2.25% 2/13/19	1,000,000	1,000,133
Capital One NA 1.85% 9/13/19	3,000,000	2,972,838
Citibank NA 2.1% 6/12/20	5,000,000	4,972,202
Citizens Bank NA 2.3% 12/3/18	1,384,000	1,386,888
Compass Bank 2.875% 6/29/22	2,943,000	2,922,808
Discover Bank:
(Delaware) 3.2% 8/9/21	2,000,000	2,031,948
3.1% 6/4/20	3,590,000	3,637,163
Fifth Third Bank:
2.375% 4/25/19	2,000,000	2,005,465
2.875% 10/1/21	2,000,000	2,023,438
First Tennessee Bank NA 2.95% 12/1/19	5,000,000	5,033,777
KeyBank NA:
1.65% 2/1/18	397,000	397,001
2.35% 3/8/19	2,000,000	2,007,160
2.5% 12/15/19	3,783,000	3,797,934
Manufacturers & Traders Trust Co.:
2.1% 2/6/20	3,000,000	2,990,087
2.3% 1/30/19	1,100,000	1,101,993
PNC Bank NA:
2.15% 4/29/21	5,000,000	4,954,837
2.45% 11/5/20	5,000,000	5,014,876
RBS Citizens NA 2.5% 3/14/19	1,153,000	1,156,755
Regions Bank 7.5% 5/15/18	250,000	256,035
Regions Financial Corp. 2.25% 9/14/18	4,000,000	4,005,355
The Toronto-Dominion Bank 2.125% 7/2/19	5,000,000	5,003,334
U.S. Bank NA 2.125% 10/28/19	2,186,000	2,186,234
TOTAL BANK NOTES
(Cost $60,886,357)		60,858,261
	Shares	Value

Fixed-Income Funds - 0.7%
Fidelity Specialized High Income Central Fund (h)
(Cost $18,853,299)	181,729	18,776,274

Money Market Funds - 0.3%
Fidelity Cash Central Fund, 1.13% (i)
(Cost $8,038,848)	8,036,628	8,038,235
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $2,797,941,440)		2,790,469,876
NET OTHER ASSETS (LIABILITIES) - 0.2%		6,082,933
NET ASSETS - 100%		$2,796,552,809

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $505,290,840 or 18.1% of net assets.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Level 3 security

 (f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$104,817
Fidelity Specialized High Income Central Fund	231,924
Total	$336,741

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Specialized High Income Central Fund	$18,520,804	$489,993	$--	$--	$(234,523)	$18,776,274	2.7%
Total	$18,520,804	$489,993	$--	$--	$(234,523)	$18,776,274

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$1,954,744,422	$--	$1,954,744,422	$--
U.S. Government and Government Agency Obligations	368,701,324	--	368,701,324	--
U.S. Government Agency - Mortgage Securities	7,964,239	--	7,964,239	--
Asset-Backed Securities	156,807,510	--	156,644,870	162,640
Collateralized Mortgage Obligations	26,020,488	--	26,020,488	--
Commercial Mortgage Securities	178,465,044	--	178,465,044	--
Municipal Securities	10,094,079	--	10,094,079	--
Bank Notes	60,858,261	--	60,858,261	--
Fixed-Income Funds	18,776,274	18,776,274	--	--
Money Market Funds	8,038,235	8,038,235	--	--
Total Investments in Securities:	$2,790,469,876	$26,814,509	$2,763,492,727	$162,640

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, municipal securities, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Advisor® Mortgage Securities Fund

November 30, 2017

AMOR-QTLY-0118
1.813053.113

Investments November 30, 2017 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 88.7%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 45.5%
12 month U.S. LIBOR + 1.445% 3.195% 4/1/37 (a)(b)	63	66
12 month U.S. LIBOR + 1.495% 3.081% 1/1/35 (a)(b)	90	93
12 month U.S. LIBOR + 1.523% 3.218% 3/1/36 (a)(b)	88	92
12 month U.S. LIBOR + 1.553% 3.322% 6/1/36 (a)(b)	19	19
12 month U.S. LIBOR + 1.594% 3.448% 5/1/36 (a)(b)	147	154
12 month U.S. LIBOR + 1.643% 3.315% 9/1/36 (a)(b)	30	32
12 month U.S. LIBOR + 1.685% 3.435% 4/1/36 (a)(b)	63	67
12 month U.S. LIBOR + 1.690% 3.498% 8/1/35 (a)(b)	192	202
12 month U.S. LIBOR + 1.728% 3.407% 11/1/36 (a)(b)	21	22
12 month U.S. LIBOR + 1.741% 3.376% 3/1/40 (a)(b)	120	127
12 month U.S. LIBOR + 1.745% 3.397% 7/1/35 (a)(b)	28	29
12 month U.S. LIBOR + 1.750% 3.031% 8/1/41 (a)(b)	216	228
12 month U.S. LIBOR + 1.800% 2.748% 1/1/42 (a)(b)	262	275
12 month U.S. LIBOR + 1.812% 3.464% 12/1/40 (a)(b)	2,434	2,553
12 month U.S. LIBOR + 1.815% 3.565% 9/1/41 (a)(b)	77	80
12 month U.S. LIBOR + 1.818% 2.688% 2/1/42 (a)(b)	377	395
12 month U.S. LIBOR + 1.851% 3.573% 5/1/36 (a)(b)	22	23
12 month U.S. LIBOR + 1.875% 3.375% 10/1/36 (a)(b)	165	175
6 month U.S. LIBOR + 1.439% 2.814% 9/1/36 (a)(b)	80	83
U.S. TREASURY 1 YEAR INDEX + 2.158% 3.109% 7/1/35 (a)(b)	3	3
U.S. TREASURY 1 YEAR INDEX + 2.208% 3.083% 3/1/35 (a)(b)	15	16
U.S. TREASURY 1 YEAR INDEX + 2.270% 3.181% 6/1/36 (a)(b)	245	259
U.S. TREASURY 1 YEAR INDEX + 2.295% 3.471% 10/1/33 (a)(b)	29	30
2.5% 2/1/30	94	94
2.5% 12/1/32 (c)	28,600	28,533
3% 8/1/27 to 8/1/47 (c)	150,591	151,792
3% 12/1/32 (c)	20,500	20,880
3% 12/1/47 (c)	5,200	5,184
3.5% 9/1/29 to 10/1/56	100,356	103,560
3.5% 12/1/47 (c)	7,450	7,637
3.5% 12/1/47 (c)	7,450	7,637
3.5% 12/1/47 (c)	7,150	7,329
3.5% 12/1/47 (c)	7,150	7,329
4% 11/1/31 to 10/1/46	73,706	77,540
4.5% 5/1/25 to 8/1/56	14,838	15,896
5% 5/1/20 to 8/1/56	19,401	21,157
5.255% 8/1/41	634	687
5.5% 2/1/18 to 9/1/39	2,162	2,417
6% 7/1/39	1,034	1,145
6.309% 2/1/39	910	993
6.5% 2/1/20 to 8/1/39	5,911	6,673
7% 9/1/21 to 5/1/30	649	739
7.5% 8/1/22 to 9/1/32	473	554
8% 12/1/29 to 3/1/37	14	17
8.5% 2/1/22 to 3/1/23	38	41
9% 10/1/30	185	227
9.5% 10/1/21 to 8/1/22	0	0
		473,084
Freddie Mac - 22.5%
12 month U.S. LIBOR + 1.500% 3.129% 3/1/36 (a)(b)	181	186
12 month U.S. LIBOR + 1.515% 3.099% 11/1/35 (a)(b)	103	108
12 month U.S. LIBOR + 1.750% 3.411% 12/1/40 (a)(b)	1,221	1,268
12 month U.S. LIBOR + 1.754% 3.111% 9/1/41 (a)(b)	332	343
12 month U.S. LIBOR + 1.793% 3.32% 4/1/37 (a)(b)	38	40
12 month U.S. LIBOR + 1.874% 3.619% 10/1/42 (a)(b)	222	232
12 month U.S. LIBOR + 1.961% 3.811% 6/1/33 (a)(b)	457	484
12 month U.S. LIBOR + 2.045% 3.811% 7/1/36 (a)(b)	56	60
12 month U.S. LIBOR + 2.200% 3.7% 12/1/36 (a)(b)	138	147
12 month U.S. LIBOR + 2.280% 4.03% 10/1/36 (a)(b)	9	9
6 month U.S. LIBOR + 1.445% 2.945% 3/1/35 (a)(b)	44	45
6 month U.S. LIBOR + 1.675% 3.05% 6/1/37 (a)(b)	28	29
6 month U.S. LIBOR + 1.720% 3.095% 8/1/37 (a)(b)	52	54
6 month U.S. LIBOR + 1.746% 2.967% 5/1/37 (a)(b)	26	27
6 month U.S. LIBOR + 2.010% 3.385% 6/1/37 (a)(b)	20	21
6 month U.S. LIBOR + 2.040% 3.415% 6/1/37 (a)(b)	75	78
6 month U.S. LIBOR + 2.066% 3.454% 6/1/37 (a)(b)	359	379
6 month U.S. LIBOR + 2.755% 4.144% 10/1/35 (a)(b)	29	31
U.S. TREASURY 1 YEAR INDEX + 2.231% 3.231% 5/1/34 (a)(b)	4	4
2.5% 7/1/31	1,571	1,572
3% 2/1/32 to 2/1/47	54,650	54,831
3.5% 6/1/27 to 9/1/46 (d)(e)	95,035	98,113
3.5% 8/1/47	1,053	1,080
4% 11/1/40 to 6/1/47	44,742	47,060
4% 12/1/47 (c)	4,900	5,118
4.5% 7/1/25 to 3/1/44	5,522	5,924
5% 7/1/33 to 7/1/41	3,143	3,416
5.5% 3/1/20 to 10/1/39	5,577	6,175
6% 2/1/19 to 6/1/39	1,350	1,515
6.5% 4/1/21 to 9/1/39	2,368	2,646
7% 6/1/21 to 9/1/36	930	1,065
7.5% 1/1/27 to 7/1/34	1,158	1,355
8% 4/1/21 to 1/1/37	6	7
8.5% 9/1/20	0	0
9% 10/1/19 to 5/1/21	1	1
		233,423
Ginnie Mae - 20.7%
3.5% 11/20/41 to 7/20/46 (d)	58,359	60,605
4% 7/20/33 to 12/20/44	31,580	33,332
4.5% 8/15/33 to 6/15/41	23,473	25,245
5.5% 12/15/38 to 9/15/39	637	716
6.5% 10/15/34 to 7/15/36	139	159
7% 2/15/24 to 4/20/32	686	796
7.5% 12/15/21 to 12/15/29	183	209
8% 6/15/21 to 12/15/25	93	105
8.5% 11/15/27 to 10/15/28	91	106
3% 6/15/42 to 5/20/47	48,549	48,997
3% 12/1/47 (c)	40,000	40,301
5% 9/20/33 to 6/15/41	4,134	4,571
		215,142
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $925,233)		921,649

Asset-Backed Securities - 4.3%
Avis Budget Rental Car Funding (AESOP) LLC Series 2012-3A Class A, 2.1% 3/20/19 (f)	$3,707	$3,709
CAM Mortgage Trust Series 2017-1 Class A1, 3.22% 8/1/57 (f)	3,526	3,524
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 2.6775% 10/25/37 (a)(b)(f)	4,581	4,604
CLUB Credit Trust:
Series 2017-NP1 Class A, 2.39% 4/17/23 (f)	153	153
Series 2017-P1 Class A, 2.54% 9/15/23 (f)	934	934
Countrywide Home Loans, Inc. Series 2005-3 Class MV4, 1 month U.S. LIBOR + 0.620% 2.1679% 8/25/35 (a)(b)	116	116
CPS Auto Trust Series 2015-C Class A, 1.77% 6/17/19 (f)	183	183
Exeter Automobile Receivables Trust:
Series 2016-1A Class A, 2.8% 7/15/20 (f)	671	671
Series 2017-2A Class A, 2.22% 6/15/21 (f)	931	930
Flagship Credit Auto Trust Series 2015-3 Class A, 2.38% 10/15/20 (f)	872	874
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (f)	29	2
Merrill Lynch Mortgage Investors Trust Series 2006-FF1 Class M2, 1 month U.S. LIBOR + 0.290% 1.5279% 8/25/36 (a)(b)	5,300	5,296
Nationstar HECM Loan Trust:
Series 2017-1A Class A, 1.9679% 5/25/27 (f)	3,926	3,923
Series 2017-2A Class A1, 2.12% 9/25/27 (f)	5,867	5,861
Navient Student Loan Trust Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 1.9275% 7/26/66 (a)(b)(f)	727	733
Prosper Marketplace Issuance Trust:
Series 2017-1A Class A, 2.56% 6/15/23 (f)	2,178	2,186
Series 2017-2A Class A, 2.42% 9/15/23 (f)	1,677	1,680
Series 2017-3A Class A, 2.54% 11/15/23 (f)	1,498	1,495
Structured Asset Securities Corp. Series 2005-NC2 Class M3, 1 month U.S. LIBOR + 0.430% 1.6679% 5/25/35 (a)(b)	1,082	1,085
Towd Point Mortgage Trust Series 2017-1 Class A1, 2.75% 10/25/56 (a)(f)	7,128	7,142
TOTAL ASSET-BACKED SECURITIES
(Cost $44,838)		45,101

Collateralized Mortgage Obligations - 12.8%
Private Sponsor - 5.2%
Banc of America Funding Corp. Series 2015-R3 Class 10A1, 1 month U.S. LIBOR + 0.140% 1.3772% 6/27/36 (a)(b)(f)	3,941	3,879
Banc of America Funding Trust sequential payer Series 2010-R3 Class 1A1, 3.6623% 12/26/35 (a)(f)	419	420
BCAP LLC Trust sequential payer:
Series 2010-RR11 Class 6A1, 3.3022% 3/27/36 (a)(f)	$1,559	$1,566
Series 2010-RR2 Class 5A2, 5% 12/26/36 (f)	253	260
Series 2012-RR5 Class 8A5, 1.4361% 7/26/36 (a)(f)	549	537
Citigroup Mortgage Loan Trust sequential payer Series 2014-8 Class 2A1, 3.45% 6/27/37 (a)(f)	4,100	4,111
Citigroup Mortgage Loan Trust, Inc. sequential payer Series 2009-5 Class 5A1, 3.6858% 1/25/37 (a)(f)	563	572
Credit Suisse Mortgage Trust:
Series 2010-9R Class 2A5, 4% 2/27/38 (f)	1,546	1,568
Series 2012-2R Class 1A1, 3.6246% 5/27/35 (a)(f)	289	290
CSMC:
floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 1.5172% 5/27/37 (a)(b)(f)	2,784	2,667
Series 2011-2R Class 2A1, 3.3391% 7/27/36 (a)(f)	48	48
Series 2014-3R Class 2A1, 1 month U.S. LIBOR + 0.700% 1.9372% 5/27/37 (a)(b)(f)	595	575
CSMC Trust Series 2009-5R Class 2A2, 3.3295% 7/26/49 (a)(f)	293	293
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 3.5992% 10/25/34 (a)	202	204
FirstKey Mortgage Trust sequential payer Series 2015-1 Class A9, 3% 3/25/45 (a)(f)	3,310	3,333
Freddie Mac Seasoned Credit Risk Transfer Series sequential payer Series 2017-1 Class MA, 3% 1/25/56	3,713	3,651
JP Morgan Resecuritization Trust floater Series 2012-2 Class 6A1, 1 month U.S. LIBOR + 0.210% 1.4449% 6/21/36 (a)(b)(f)	1,289	1,272
MASTR Alternative Loan Trust Series 2004-6 Class 5A1, 5.406% 7/25/19 (a)	383	385
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 1 month U.S. LIBOR + 0.170% 1.4072% 2/25/37 (a)(b)	621	608
Morgan Stanley Re-REMIC Trust Series 2010-R6 Class 1A, 3.1219% 2/26/37 (a)(f)	424	424
Mortgage Repurchase Agreement Funding Trust floater Series 2016-5 Class A, 1 month U.S. LIBOR + 1.170% 2.405% 6/10/19 (a)(b)(f)	11,230	11,228
Nomura Resecuritization Trust sequential payer Series 2011-3RA Class 2A1, 3.4668% 3/26/37 (a)(f)	385	385
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.493% 4/25/33 (a)	53	53
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 1.9686% 9/25/43 (a)(b)	2,762	2,669
Towd Point Mortgage Trust:
Series 2015-5 Class A1B, 2.75% 5/25/55 (f)	1,042	1,045
Series 2016-3 Class A1, 2.25% 4/25/56 (f)	694	689
Series 2017-2 Class A1, 2.75% 4/25/57 (a)(f)	6,352	6,367
WaMu Mortgage pass-thru certificates sequential payer:
Series 2002-S8 Class 2A7, 5.25% 1/25/18	36	36
Series 2003-MS5 Class 1A1, 5% 3/25/18	26	26
Wells Fargo Mortgage Backed Securities Trust:
Series 2003-I Class A1, 3.388% 9/25/33 (a)	500	510
Series 2005-AR10 Class 2A15, 3.3694% 6/25/35 (a)	3,269	3,314
Series 2005-AR2 Class 1A2, 3.2174% 3/25/35 (a)	144	144
Series 2006-AR10 Class 3A1, 3.399% 7/25/36 (a)	80	79
Wells Fargo Mortgage Loan Trust sequential payer Series 2011-RR4:
Class 1A1, 3.408% 6/27/36 (a)(f)	236	237
Class 2A1, 3.4212% 6/27/36 (a)(f)	399	400
		53,845
U.S. Government Agency - 7.6%
Fannie Mae:
floater Series 2003-118 Class S, 8.100% - 1 month U.S. LIBOR 6.7725% 12/25/33 (a)(g)(h)	227	52
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	407	444
Series 1999-32 Class PL, 6% 7/25/29	387	423
Series 1999-33 Class PK, 6% 7/25/29	276	302
Series 2001-52 Class YZ, 6.5% 10/25/31	33	37
Series 2005-39 Class TE, 5% 5/25/35	595	643
Series 2005-73 Class SA, 17.500% - 1 month U.S. LIBOR 14.0985% 8/25/35 (a)(h)	39	47
sequential payer:
Series 2001-20 Class Z, 6% 5/25/31	413	448
Series 2001-31 Class ZC, 6.5% 7/25/31	174	196
Series 2002-16 Class ZD, 6.5% 4/25/32	63	71
Series 2002-74 Class SV, 7.550%- 1 month U.S. LIBOR 6.2225% 11/25/32 (a)(g)(h)	159	24
Series 2012-67 Class AI, 4.5% 7/25/27 (g)	484	51
Series 06-116 Class SG, 6.640% - 1 month U.S. LIBOR 5.3125% 12/25/36 (a)(g)(h)	147	29
Series 07-40 Class SE, 6.440% - 1 month U.S. LIBOR 5.1125% 5/25/37 (a)(g)(h)	85	15
Series 1993-165 Class SH, 19.800% - 1 month U.S. LIBOR 16.0449% 9/25/23 (a)(h)	20	24
Series 2003-21 Class SK, 8.100% - 1 month U.S. LIBOR 6.7725% 3/25/33 (a)(g)(h)	58	11
Series 2003-35 Class TQ, 7.500% - 1 month U.S. LIBOR 6.1725% 5/25/18 (a)(g)(h)	3	0
Series 2005-79 Class ZC, 5.9% 9/25/35	349	396
Series 2007-57 Class SA, 40.600% - 1 month U.S. LIBOR 32.655% 6/25/37 (a)(h)	302	584
Series 2007-66 Class SB, 39.600% - 1 month U.S. LIBOR 31.635% 7/25/37 (a)(h)	92	160
Series 2008-12 Class SG, 6.350% - 1 month U.S. LIBOR 5.0225% 3/25/38 (a)(g)(h)	463	74
Series 2009-16 Class SA, 6.250% - 1 month U.S. LIBOR 4.9225% 3/25/24 (a)(g)(h)	0	0
Series 2009-76 Class MI, 5.5% 9/25/24 (g)	9	0
Series 2009-85 Class IB, 4.5% 8/25/24 (g)	32	1
Series 2009-93 Class IC, 4.5% 9/25/24 (g)	45	2
Series 2010-12 Class AI, 5% 12/25/18 (g)	50	0
Series 2010-135 Class LS, 6.050% - 1 month U.S. LIBOR 4.7225% 12/25/40 (a)(g)(h)	438	67
Series 2010-139 Class NI, 4.5% 2/25/40 (g)	523	57
Series 2010-150 Class ZC, 4.75% 1/25/41	1,312	1,441
Series 2010-23:
Class AI, 5% 12/25/18 (g)	12	0
Class HI, 4.5% 10/25/18 (g)	21	0
Series 2010-29 Class LI, 4.5% 6/25/19 (g)	50	1
Series 2010-95 Class ZC, 5% 9/25/40	2,718	3,003
Series 2010-97 Class CI, 4.5% 8/25/25 (g)	123	7
Series 2011-110 Class SA, 6.610% - 1 month U.S. LIBOR 5.2825% 4/25/41 (a)(g)(h)	851	118
Series 2011-112 Class SA, 6.550% - 1 month U.S. LIBOR 5.2225% 11/25/41 (a)(g)(h)	812	134
Series 2011-123 Class SD, 6.600% - 1 month U.S. LIBOR 5.2725% 8/25/39 (a)(g)(h)	728	90
Series 2011-4 Class PZ, 5% 2/25/41	561	632
Series 2011-67 Class AI, 4% 7/25/26 (g)	139	13
Series 2011-83 Class DI, 6% 9/25/26 (g)	168	16
Series 2012-100 Class WI, 3% 9/25/27 (g)	1,302	122
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 5.3225% 12/25/30 (a)(g)(h)	481	59
Series 2012-47 Class SD, 6.450% - 1 month U.S. LIBOR 5.1225% 5/25/42 (a)(g)(h)	1,701	316
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 5.2225% 6/25/41 (a)(g)(h)	612	83
Series 2013-133 Class IB, 3% 4/25/32 (g)	912	83
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 4.7225% 1/25/44 (a)(g)(h)	394	62
Series 2013-51 Class GI, 3% 10/25/32 (g)	296	29
Series 2013-N1 Class A, 6.720% - 1 month U.S. LIBOR 5.3925% 6/25/35 (a)(g)(h)	485	86
Series 2015-42:
Class IL, 6% 6/25/45 (g)	1,939	456
Class LS, 6.200% - 1 month U.S. LIBOR 4.8725% 6/25/45 (a)(g)(h)	2,165	331
Series 2015-70 Class JC, 3% 10/25/45	2,436	2,464
Series 2016-78 Class CS, 6.100% - 1 month U.S. LIBOR 4.7725% 5/25/39 (a)(g)(h)	3,742	609
Series 2017-30 Class AI, 5.5% 5/25/47	937	213
Fannie Mae Stripped Mortgage-Backed Securities:
Series 339 Class 29, 5.5% 8/25/18 (g)	2	0
Series 348 Class 14, 6.5% 8/25/34 (a)(g)	127	29
Series 351:
Class 12, 5.5% 4/25/34 (a)(g)	82	14
Class 13, 6% 3/25/34 (g)	111	22
Series 359 Class 19, 6% 7/25/35 (a)(g)	72	14
Series 384 Class 6, 5% 7/25/37 (g)	255	47
Freddie Mac:
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	449	492
Series 2104 Class PG, 6% 12/15/28	128	139
Series 2121 Class MG, 6% 2/15/29	185	203
Series 2154 Class PT, 6% 5/15/29	324	356
Series 2162 Class PH, 6% 6/15/29	48	52
Series 2520 Class BE, 6% 11/15/32	220	235
Series 2585 Class KS, 7.600% - 1 month U.S. LIBOR 6.3497% 3/15/23 (a)(g)(h)	16	1
Series 2693 Class MD, 5.5% 10/15/33	4,002	4,425
Series 2802 Class OB, 6% 5/15/34	943	1,019
Series 3002 Class NE, 5% 7/15/35	357	384
Series 3189 Class PD, 6% 7/15/36	345	389
Series 3415 Class PC, 5% 12/15/37	104	112
Series 3786 Class HI, 4% 3/15/38 (g)	507	40
Series 3806 Class UP, 4.5% 2/15/41	983	1,035
Series 3832 Class PE, 5% 3/15/41	960	1,053
Series 70 Class C, 9% 9/15/20	0	0
sequential payer:
Series 2114 Class ZM, 6% 1/15/29	62	69
Series 2135 Class JE, 6% 3/15/29	242	265
Series 2274 Class ZM, 6.5% 1/15/31	111	125
Series 2281 Class ZB, 6% 3/15/30	88	94
Series 2357 Class ZB, 6.5% 9/15/31	216	246
Series 2502 Class ZC, 6% 9/15/32	227	244
Series 3871 Class KB, 5.5% 6/15/41	1,045	1,196
Series 06-3115 Class SM, 6.600% - 1 month U.S. LIBOR 5.3497% 2/15/36 (a)(g)(h)	130	25
Series 1658 Class GZ, 7% 1/15/24	238	254
Series 2013-4281 Class AI, 4% 12/15/28 (g)	1,117	97
Series 2017-4683 Class LM, 3% 5/15/47	1,939	1,962
Series 2380 Class SY, 8.200% - 1 month U.S. LIBOR 6.9497% 11/15/31 (a)(g)(h)	901	142
Series 2587 Class IM, 6.5% 3/15/33 (g)	126	29
Series 2844:
Class SC, 46.800% - 1 month U.S. LIBOR 38.6732% 8/15/24 (a)(h)	7	9
Class SD, 86.400% - 1 month U.S. LIBOR 70.1964% 8/15/24 (a)(h)	10	18
Series 2933 Class ZM, 5.75% 2/15/35	760	870
Series 2935 Class ZK, 5.5% 2/15/35	1,278	1,420
Series 2947 Class XZ, 6% 3/15/35	462	507
Series 2996 Class ZD, 5.5% 6/15/35	588	666
Series 3055 Class CS, 6.590%- 1 month U.S. LIBOR 5.3397% 10/15/35 (a)(g)(h)	168	31
Series 3237 Class C, 5.5% 11/15/36	858	959
Series 3244 Class SG, 6.660% - 1 month U.S. LIBOR 5.4097% 11/15/36 (a)(g)(h)	346	64
Series 3284 Class CI, 6.120%- 1 month U.S. LIBOR 4.8697% 3/15/37 (a)(g)(h)	746	126
Series 3287 Class SD, 6.750% - 1 month U.S. LIBOR 5.4997% 3/15/37 (a)(g)(h)	469	91
Series 3297 Class BI, 6.760% - 1 month U.S. LIBOR 5.5097% 4/15/37 (a)(g)(h)	713	143
Series 3336 Class LI, 6.580%- 1 month U.S. LIBOR 5.3297% 6/15/37 (a)(g)(h)	285	47
Series 3772 Class BI, 4.5% 10/15/18 (g)	43	0
Series 3949 Class MK, 4.5% 10/15/34	255	270
Series 3955:
Class GS, 5.950% - 1 month U.S. LIBOR 4.6997% 9/15/41 (a)(g)(h)	741	109
Class YI, 3% 11/15/21 (g)	704	30
Series 4055 Class BI, 3.5% 5/15/31 (g)	840	86
Series 4149 Class IO, 3% 1/15/33 (g)	127	16
Series 4314 Class AI, 5% 3/15/34 (g)	314	34
Series 4427 Class LI, 3.5% 2/15/34 (g)	1,433	175
Series 4471 Class PA 4% 12/15/40	3,354	3,472
Freddie Mac Manufactured Housing participation certificates guaranteed planned amortization class Series 2043 Class CJ, 6.5% 4/15/28	178	200
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40	2,641	2,779
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2007-37 Class TS, 6.690% - 1 month U.S. LIBOR 5.4265% 6/16/37 (a)(g)(h)	169	33
Series 2010-H17 Class FA, 1 month U.S. LIBOR + 0.330% 1.57% 7/20/60 (a)(b)(i)	249	247
Series 2010-H18 Class AF, 1 month U.S. LIBOR + 0.300% 1.5333% 9/20/60 (a)(b)(i)	306	304
Series 2010-H19 Class FG, 1 month U.S. LIBOR + 0.300% 1.5333% 8/20/60 (a)(b)(i)	343	340
Series 2011-H13 Class FA, 1 month U.S. LIBOR + 0.500% 1.7333% 4/20/61 (a)(b)(i)	133	133
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 1.8833% 5/20/61 (a)(b)(i)	728	730
planned amortization class:
Series 2010-158 Class MS, 10.000%- 1 month U.S. LIBOR 7.4347% 12/20/40 (a)(h)	1,181	1,322
Series 2011-136 Class WI, 4.5% 5/20/40 (g)	300	36
sequential payer:
Series 2002-24 Class SK, 7.950% - 1 month U.S. LIBOR 6.6865% 4/16/32 (a)(g)(h)	850	158
Series 2002-42 Class ZA, 6% 6/20/32	292	327
Series 2004-24 Class ZM, 5% 4/20/34	568	617
Series 2010-160 Class DY, 4% 12/20/40	3,629	3,824
Series 2010-170 Class B, 4% 12/20/40	817	861
Series 2001-3 Class S, 8.100% - 1 month U.S. LIBOR 6.8365% 2/16/31 (a)(g)(h)	183	29
Series 2001-36:
Class SB, 8.100% - 1 month U.S. LIBOR 6.8365% 12/16/23 (a)(g)(h)	431	55
Class SP, 8.750% - 1 month U.S. LIBOR 7.4865% 9/16/26 (a)(g)(h)	243	27
Series 2001-38 Class SB, 7.580% - 1 month U.S. LIBOR 6.3165% 8/16/31 (a)(g)(h)	297	47
Series 2001-49:
Class SC, 7.600% - 1 month U.S. LIBOR 6.3365% 12/16/25 (a)(g)(h)	578	71
Class SL, 7.600% - 1 month U.S. LIBOR 6.3365% 5/16/30 (a)(g)(h)	857	135
Class SV, 8.250% - 1 month U.S. LIBOR 6.9865% 12/16/28 (a)(g)(h)	71	8
Series 2001-50:
Class SD, 8.200% - 1 month U.S. LIBOR 6.9173% 11/20/31 (a)(g)(h)	430	88
Class ST, 7.700% - 1 month U.S. LIBOR 6.4365% 8/16/27 (a)(g)(h)	192	31
Series 2002-5 Class SP, 7.450% - 1 month U.S. LIBOR 6.1865% 1/16/32 (a)(g)(h)	298	41
Series 2004-32 Class GS, 6.500% - 1 month U.S. LIBOR 5.2365% 5/16/34 (a)(g)(h)	297	51
Series 2004-73 Class AL, 7.200% - 1 month U.S. LIBOR 5.9365% 8/17/34 (a)(g)(h)	111	23
Series 2011-52 Class HI, 7% 4/16/41 (g)	1,193	276
Series 2012-76 Class GS, 6.700% - 1 month U.S. LIBOR 5.4365% 6/16/42 (a)(g)(h)	532	95
Series 2013-124:
Class ES, 8.667% - 1 month U.S. LIBOR 6.9564% 4/20/39 (a)(h)	942	980
Class ST, 8.800% - 1 month U.S. LIBOR 7.0898% 8/20/39 (a)(h)	2,397	2,532
Series 2013-149 Class MA, 2.5% 5/20/40	4,417	4,388
Series 2015-H13 Class HA, 2.5% 8/20/64 (i)	10,005	10,032
Series 2015-H17 Class HA, 2.5% 5/20/65 (i)	4,045	4,057
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 1.66% 8/20/66 (a)(b)(i)	6,069	6,086
		79,441
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $133,509)		133,286

Commercial Mortgage Securities - 6.0%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.8303% 2/14/43 (a)(g)	92	1
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class A, 3.3228% 9/10/28 (f)	1,642	1,673
Bayview Commercial Asset Trust floater Series 2007-3:
Class M1, 1 month U.S. LIBOR + 0.310% 1.5472% 7/25/37 (a)(b)(f)	28	26
Class M2, 1 month U.S. LIBOR + 0.340% 1.5772% 7/25/37 (a)(b)(f)	30	27
Class M3, 1 month U.S. LIBOR + 0.370% 1.6072% 7/25/37 (a)(b)(f)	48	41
Citigroup Commercial Mortgage Trust:
Series 2015-GC33 Class XA, 0.9643% 9/10/58 (a)(g)	22,685	1,324
Series 2016-P6 Class XA, 0.8335% 12/10/49 (a)(g)	22,551	1,077
COMM Mortgage Trust:
Series 2014-CR19 Class XA, 1.384% 8/10/47 (a)(g)	33,809	1,726
Series 2014-CR20 Class XA, 1.1641% 11/10/47 (a)(g)	6,142	339
Series 2014-LC17 Class XA, 0.9566% 10/10/47 (a)(g)	25,181	914
Series 2014-UBS4 Class XA, 1.2261% 8/10/47 (a)(g)	28,376	1,516
Series 2014-UBS6 Class XA, 1.0239% 12/10/47 (a)(g)	15,027	719
Series 2015-DC1 Class XA, 1.1629% 2/10/48 (a)(g)	37,382	2,068
CSMC Series 2015-TOWN:
Class A, 1 month U.S. LIBOR + 1.250% 2.4889% 3/15/28 (a)(b)(f)	7,804	7,804
Class B, 1 month U.S. LIBOR + 1.900% 3.1389% 3/15/28 (a)(b)(f)	185	185
Class C, 1 month U.S. LIBOR + 2.250% 3.4889% 3/15/28 (a)(b)(f)	180	180
Class D, 1 month U.S. LIBOR + 3.200% 4.4389% 3/15/28 (a)(b)(f)	273	273
Fannie Mae Series 2017-T1 Class A, 2.898% 6/25/27	11,697	11,573
Freddie Mac:
floater:
Series KP04 Class AG1, 1 month U.S. LIBOR + 0.220% 1.46% 7/25/20 (a)(b)	2,700	2,700
Series KP04, Class AG2, 1 month U.S. LIBOR + 0.200% 1.42% 10/25/19 (a)(b)	5,400	5,400
sequential payer Series K069 Class A1, 2.892% 6/25/27	2,900	2,936
Series 2017-K727 Class A2, 2.946% 7/25/24	5,009	5,094
Series 2017-K728 Class A2, 3.121% 8/25/24 (a)	2,000	2,048
Series K068 Class A1, 2.952% 2/25/27	1,397	1,419
GAHR Commercial Mortgage Trust floater Series 2015-NRF Class AFL1, 1 month U.S. LIBOR + 1.300% 2.535% 12/15/34 (a)(b)(f)	1,828	1,829
GE Capital Commercial Mortgage Corp. Series 2007-C1 Class A1A, 5.483% 12/10/49	507	507
GS Mortgage Securities Trust:
Series 2013-GC12 Class XA, 1.5413% 6/10/46 (a)(g)	7,346	425
Series 2014-GC20 Class XA, 1.0071% 4/10/47 (a)(g)	6,530	322
Series 2015-GC34 Class XA, 1.3599% 10/10/48 (a)(g)	10,556	832
JPMBB Commercial Mortgage Securities Trust Series 2014-C19 Class XA, 1.1631% 4/15/47 (a)(g)	6,565	182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-WP Class TA, 1 month U.S. LIBOR + 1.450% 2.677% 10/15/33 (a)(b)(f)	769	771
Morgan Stanley BAML Trust Series 2015-C25 Class XA, 1.137% 10/15/48 (a)(g)	13,691	897
MSCG Trust Series 2016-SNR Class A, 3.348% 11/15/34 (a)(f)	1,220	1,215
SCG Trust Series 2013-SRP1 Class A, 1 month U.S. LIBOR + 1.400% 2.8889% 11/15/26 (a)(b)(f)	3,571	3,562
Wells Fargo Commercial Mortgage Trust Series 2015-C31 Class XA, 1.0979% 11/15/48 (a)(g)	11,015	705
WF-RBS Commercial Mortgage Trust Series 2014-C24 Class XA, 0.9548% 11/15/47 (a)(g)	8,556	399
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $63,035)		62,709
	Shares	Value (000s)

Money Market Funds - 1.3%
Fidelity Cash Central Fund, 1.13% (j)
(Cost $13,131)	13,128,298	13,131
TOTAL INVESTMENT IN SECURITIES - 113.1%
(Cost $1,179,746)		1,175,876
NET OTHER ASSETS (LIABILITIES) - (13.1)%		(136,497)
NET ASSETS - 100%		$1,039,379

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
2.5% 12/1/32	$(7,000)	$(6,984)
3% 12/1/32	(6,800)	(6,926)
3% 12/1/47	(8,800)	(8,773)
3% 12/1/47	(3,500)	(3,489)
3% 12/1/47	(1,700)	(1,695)
3.5% 12/1/47	(1,900)	(1,948)
4% 12/1/47	(5,600)	(5,850)

TOTAL FANNIE MAE		(35,665)

Ginnie Mae
3% 12/1/47	(5,900)	(5,944)
3.5% 12/1/47	(3,900)	(4,032)

TOTAL GINNIE MAE		(9,976)

TOTAL TBA SALE COMMITMENTS
(Proceeds $45,732)		$(45,641)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount (000s)	Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Treasury Contracts
CBOT 5-Year U.S. Treasury Note Contracts (United States)	53	March 2018	$6,166	$(22)	$(22)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	3	March 2018	455	(2)	(2)
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	6	March 2018	989	(8)	(8)

TOTAL PURCHASED					(32)

Sold
Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	215	March 2018	26,670	144	144
CBOT 2-Year U.S. Treasury Note Contracts (United States)	135	March 2018	28,945	21	21

TOTAL SOLD					165

TOTAL FUTURES CONTRACTS					$133

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

The notional amount of futures sold as a percentage of Net Assets is 5.4%

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $278,000.

 (e) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $100,000.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $98,356,000 or 9.5% of net assets.

 (g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.

 (i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$58
Total	$58

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$921,649	$--	$921,649	$--
Asset-Backed Securities	45,101	--	45,101	--
Collateralized Mortgage Obligations	133,286	--	133,286	--
Commercial Mortgage Securities	62,709	--	62,709	--
Money Market Funds	13,131	13,131	--	--
Total Investments in Securities:	$1,175,876	$13,131	$1,162,745	$--
Derivative Instruments:
Assets
Futures Contracts	$165	$165	$--	$--
Total Assets	$165	$165	$--	$--
Liabilities
Futures Contracts	$(32)	$(32)	$--	$--
Total Liabilities	$(32)	$(32)	$--	$--
Total Derivative Instruments:	$133	$133	$--	$--
Other Financial Instruments:
TBA Sale Commitments	$(45,641)	$--	$(45,641)	$--
Total Other Financial Instruments:	$(45,641)	$--	$(45,641)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Brokers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund invests a portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series II’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 26, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 26, 2018